UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Opportunistic Midcap Value Fund

SEMIANNUAL REPORT February 28, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MOR E INFORMATION

Back Cover

Dreyfus Opportunistic Midcap Value Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Midcap Value Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by David A. Daglio, lead portfolio manager, James Boyd, Brian R. Duncan, and Dale Dutile, portfolio managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus Opportunistic Midcap Value Fund’s Class A shares produced a total return of 9.81%, Class C shares returned 9.40%, Class I shares returned 9.96%, and Class Y shares returned 10.01%.1 In comparison, the fund’s benchmark, the Russell Midcap® Value Index (the “Index”), produced a 5.41% total return for the same period.2

Mid-cap stocks continued to gain ground over the reporting period amid rising corporate earnings, improved economic conditions, and the passage of business-friendly tax-reform legislation. The fund produced higher returns than the Index, mainly due to the success of our security selection strategy in the utilities, materials, and financials sectors.

As of November 13, 2017, Brian R. Duncan became a portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks to surpass the performance of the Index. Prior to January 12, 2018, the fund normally invested at least 80% of its net assets, plus any borrowings for investment purposes, in mid-cap stocks with market capitalizations between $1 billion and $25 billion at the time of purchase. Effective January 12, 2018, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Index.

The fund’s portfolio managers identify potential investments through extensive fundamental and quantitative research. The fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: relative value, business health, and business momentum.

The fund’s portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. The portfolio managers use mid-cycle estimates, growth prospects, the identification of a revaluation catalyst and competitive advantages as some of the factors in the valuation assessment.

Rising Corporate Earnings Drove Markets Higher

Continuing a trend established earlier in 2017, stocks across all capitalization ranges remained energized during the reporting period by better-than-expected corporate earnings growth, strengthening U.S. labor markets, and encouraging global economic developments. In addition, investors responded positively to the enactment of tax-reform legislation in December 2017. Consequently, the Index reached a series of new highs through January 2018. While inflation fears sparked heightened market volatility in February, the resulting declines were not enough to fully offset earlier gains.

The market’s advance also was supported by well-telegraphed shifts in monetary policy. Although rising interest rates historically have tended to undermine investor sentiment toward stocks, the Federal Reserve Board’s gradual approach to adopting a less accommodative monetary policy generally was received calmly by investors, who focused more on improving business conditions and corporate earnings growth. However, mid-cap stocks generally trailed their large-cap counterparts in this environment, and growth stocks typically outperformed value-oriented stocks.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Bolstered Fund Performance

The fund participated more than fully in the Index’s gains over the reporting period, supported by our security selection and asset allocation strategies across several market segments. Underweighted exposure to the struggling utilities sector particularly enhanced relative performance, as did our security selection strategy in the materials sector. Most notably, polyethylene producer Westlake Chemical gained value due to stronger demand and lower input prices, mining giant Freeport-McMoRan advanced along with copper prices, and paper-and-packaging producer International Paper boosted revenues through price increases on various products. In the financials sector, online brokerage firms E*Trade Financial and TD Ameritrade Holding benefited from lower corporate tax rates and increased participation in the financial markets by individual investors. Investment bank and asset manager Raymond James Financial gained market share and benefited from rising interest rates. Consumer finance company Synchrony Financial experienced robust loan growth while credit losses remained stable. Regional bank KeyCorp proved well positioned for rising interest rates as well as greater profitability in Midwestern states.

Disappointment proved relatively mild during the reporting period. Among information technology companies, investors in payment solutions provider First Data expressed skepticism regarding a potential turnaround in profitability. In the telecommunication services sector, networking specialists Lumentum Holdings and VIAVI Solutions struggled during the reporting period with deferred customer orders, but we already have seen evidence that these issues are likely to be temporary. Health care companies Dentsply Sirona and Jazz Pharmaceuticals have not yet been rewarded by investors for new products in their pipelines.

Finding Opportunities Amid Volatility

We have continued to identify what we believe to be attractive mid-cap value investment opportunities in an environment of positive economic growth, low unemployment, and rising corporate earnings. Moreover, current market volatility may present opportunities to purchase the stocks of fundamentally strong companies at more attractive prices. As of the reporting period’s end, we have identified an ample number of companies meeting our investment criteria in the information technology, financials, materials, and health care sectors. In contrast, we have found relatively few investment opportunities in the real estate, utilities, and telecommunication services sectors.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Midcap Value Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.03	$9.97	$4.63	$4.17
Ending value (after expenses)	$1,098.10	$1,094.00	$1,099.60	$1,100.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.81	$9.59	$4.46	$4.01
Ending value (after expenses)	$1,019.04	$1,015.27	$1,020.38	$1,020.83

† Expenses are equal to the fund’s annualized expense ratio of 1.16% for Class A, 1.92% for Class C, .89% for Class I and .80% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .8%
Visteon	71,413	[a]	8,843,786
Banks - 3.2%
East West Bancorp	353,454		23,168,910
KeyCorp	512,473		10,828,554
			33,997,464
Capital Goods - 6.5%
Fluor	516,270		29,375,763
Middleby	167,506	[a,b]	20,142,597
PACCAR	276,950		19,826,851
			69,345,211
Commercial & Professional Services - 1.6%
Nielsen Holdings	508,011		16,576,399
Consumer Durables & Apparel - 1.5%
Newell Brands	630,339		16,193,409
Consumer Services - 1.0%
Norwegian Cruise Line Holdings	183,669	[a]	10,450,766
Diversified Financials - 16.0%
Ally Financial	1,214,349		33,880,337
E*TRADE Financial	663,529	[a]	34,656,120
Eaton Vance	307,381		16,269,676
Leucadia National	1,219,602		29,258,252
SLM	1,970,556	[a]	21,498,766
Synchrony Financial	727,912		26,488,718
TD Ameritrade Holding	142,772		8,209,390
			170,261,259
Energy - 8.3%
Andeavor	260,689		23,362,948
Cabot Oil & Gas	600,115		14,498,778
Parsley Energy, Cl. A	635,226	[a]	16,058,513
Pioneer Natural Resources	59,923		10,200,692
Valero Energy	261,272		23,624,214
			87,745,145
Exchange-Traded Funds - .7%
SPDR S&P MidCap 400 ETF Trust	23,484		7,967,182
Food & Staples Retailing - 1.1%
US Foods Holding	336,413	[a]	11,232,830
Food, Beverage & Tobacco - 1.3%
Archer-Daniels-Midland	333,444		13,844,595
Health Care Equipment & Services - 5.4%
Boston Scientific	859,648	[a]	23,434,004
DENTSPLY SIRONA	148,125		8,303,888

6

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 5.4% (continued)
Zimmer Biomet Holdings	219,880		25,561,050
			57,298,942
Materials - 12.6%
Eagle Materials	146,439		14,677,581
Freeport-McMoRan	1,143,418	[a]	21,267,575
Huntsman	823,608		26,577,830
International Paper	418,907		24,962,668
Newmont Mining	318,272		12,157,990
Westlake Chemical	311,340		33,705,668
			133,349,312
Media - 1.8%
Sinclair Broadcast Group, Cl. A	578,431	[b]	19,550,968
Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
Alexion Pharmaceuticals	207,148	[a]	24,329,533
Jazz Pharmaceuticals	200,100	[a]	28,974,480
Mylan	389,845	[a]	15,718,550
PRA Health Sciences	126,273	[a]	10,606,932
Sage Therapeutics	64,329	[a,b]	10,380,127
			90,009,622
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices	1,827,825	[a,b]	22,134,961
Maxim Integrated Products	469,626		28,619,008
			50,753,969
Software & Services - 9.2%
DXC Technology	167,061		17,130,435
First Data, Cl. A	1,767,039	[a]	27,601,149
Fortinet	363,229	[a]	18,332,168
Nuance Communications	1,465,160	[a]	23,530,470
Teradata	294,264	[a,b]	10,834,800
			97,429,022
Technology Hardware & Equipment - 9.0%
Ciena	791,994	[a]	18,350,501
Lumentum Holdings	283,187	[a,b]	17,274,407
Viavi Solutions	1,200,024	[a]	11,544,231
Xerox	735,180		22,290,658
Zebra Technologies, Cl. A	188,590	[a]	26,051,823
			95,511,620
Transportation - 5.8%
J.B. Hunt Transport Services	72,846		8,637,350
Knight-Swift Transportation Holdings	557,615		26,854,738
Southwest Airlines	454,539		26,290,536
			61,782,624
Total Common Stocks (cost $907,280,486)			1,052,144,125

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,237,254)	5,237,254	[c]	5,237,254

Investment of Cash Collateral for Securities Loaned - 5.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $54,356,775)	54,356,775	[c]	54,356,775
Total Investments (cost $966,874,515)	104.7%		1,111,738,154
Liabilities, Less Cash and Receivables	(4.7%)		(49,832,947)
Net Assets	100.0%		1,061,905,207

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $63,610,223 and the value of the collateral held by the fund was $67,309,738, consisting of cash collateral of $54,356,775 and U.S. Government & Agency securities valued at $12,952,963.
cInvestment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	16.0
Materials	12.6
Software & Services	9.2
Technology Hardware & Equipment	9.0
Pharmaceuticals, Biotechnology & Life Sciences	8.5
Energy	8.3
Capital Goods	6.5
Transportation	5.8
Money Market Investments	5.6
Health Care Equipment & Services	5.4
Semiconductors & Semiconductor Equipment	4.8
Banks	3.2
Media	1.8
Commercial & Professional Services	1.6
Consumer Durables & Apparel	1.5
Food, Beverage & Tobacco	1.3
Food & Staples Retailing	1.1
Consumer Services	1.0
Automobiles & Components	.8
Exchange-Traded Funds	.7
104.7

† Based on net assets.
See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 8/31/17 ($)	Purchases ($)	Sales ($)	Value 2/28/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,081,600	167,724,362	164,568,708	5,237,254.5		31,450
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	111,854,687	57,497,912	54,356,775	5.1	-
Total	2,081,600	279,579,049	222,066,620	59,594,029	5.6	31,450

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $63,610,223)—Note 1(b):
Unaffiliated issuers	907,280,486	1,052,144,125
Affiliated issuers	59,594,029	59,594,029
Cash		485,235
Receivable for investment securities sold		4,697,603
Dividends and securities lending income receivable		1,311,460
Receivable for shares of Common Stock subscribed		295,013
Prepaid expenses		68,317
		1,118,595,782
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		830,822
Liability for securities on loan—Note 1(b)		54,356,775
Payable for shares of Common Stock redeemed		1,187,208
Interest payable—Note 2		223
Accrued expenses		315,547
		56,690,575
Net Assets ($)		1,061,905,207
Composition of Net Assets ($):
Paid-in capital		834,044,750
Accumulated undistributed investment income—net		70,381
Accumulated net realized gain (loss) on investments		82,926,437
Accumulated net unrealized appreciation (depreciation) on investments		144,863,639
Net Assets ($)		1,061,905,207

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	501,584,699	54,371,312	489,982,425	15,966,771
Shares Outstanding	15,056,779	1,864,780	14,805,034	481,546
Net Asset Value Per Share ($)	33.31	29.16	33.10	33.16

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,863,285
Affiliated issuers	31,450
Income from securities lending—Note 1(b)	16,008
Total Income	5,910,743
Expenses:
Management fee—Note 3(a)	4,092,538
Shareholder servicing costs—Note 3(c)	1,308,919
Distribution fees—Note 3(b)	223,307
Custodian fees—Note 3(c)	44,398
Professional fees	41,850
Directors’ fees and expenses—Note 3(d)	39,684
Registration fees	36,741
Prospectus and shareholders’ reports	26,891
Loan commitment fees—Note 2	10,311
Interest expense—Note 2	515
Miscellaneous	15,896
Total Expenses	5,841,050
Less—reduction in fees due to earnings credits—Note 3(c)	(5,617)
Net Expenses	5,835,433
Investment Income—Net	75,310
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	126,232,453
Net unrealized appreciation (depreciation) on investments	(21,714,565)
Net Realized and Unrealized Gain (Loss) on Investments	104,517,888
Net Increase in Net Assets Resulting from Operations	104,593,198

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations ($):
Investment income—net	75,310	2,218,030
Net realized gain (loss) on investments	126,232,453	135,298,858
Net unrealized appreciation (depreciation) on investments	(21,714,565)	31,898,736
Net Increase (Decrease) in Net Assets Resulting from Operations	104,593,198	169,415,624
Distributions to Shareholders from ($):
Investment income—net:
Class A	-	(150,447)
Class I	(2,056,470)	(1,718,638)
Class Y	(63,829)	(41,145)
Net realized gain on investments:
Class A	(61,344,461)	(34,720,829)
Class C	(8,165,849)	(3,672,816)
Class I	(61,702,573)	(21,342,132)
Class Y	(1,568,681)	(376,578)
Total Distributions	(134,901,863)	(62,022,585)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	29,952,851	75,094,482
Class C	2,983,383	6,613,135
Class I	47,357,722	284,476,355
Class Y	6,697,574	6,198,203
Distributions reinvested:
Class A	55,122,743	32,052,598
Class C	7,103,712	3,049,663
Class I	61,433,976	22,018,042
Class Y	1,270,068	312,777
Cost of shares redeemed:
Class A	(80,445,355)	(452,533,679)
Class C	(15,739,281)	(28,803,314)
Class I	(106,285,300)	(340,780,615)
Class Y	(565,274)	(15,338,617)
Increase (Decrease) in Net Assets from Capital Stock Transactions	8,886,819	(407,640,970)
Total Increase (Decrease) in Net Assets	(21,421,846)	(300,247,931)
Net Assets ($):
Beginning of Period	1,083,327,053	1,383,574,984
End of Period	1,061,905,207	1,083,327,053
Undistributed investment income—net	70,381	2,115,370

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	873,815	2,248,398
Shares issued for distributions reinvested	1,676,482	966,313
Shares redeemed	(2,324,679)	(13,502,201)
Net Increase (Decrease) in Shares Outstanding	225,618	(10,287,490)
Class Ca,b
Shares sold	98,637	218,979
Shares issued for distributions reinvested	246,485	102,372
Shares redeemed	(519,792)	(963,162)
Net Increase (Decrease) in Shares Outstanding	(174,670)	(641,811)
Class Ib
Shares sold	1,379,006	8,483,733
Shares issued for distributions reinvested	1,881,592	667,011
Shares redeemed	(3,100,221)	(10,075,991)
Net Increase (Decrease) in Shares Outstanding	160,377	(925,247)
Class Y
Shares sold	192,908	186,843
Shares issued for distributions reinvested	38,840	9,464
Shares redeemed	(16,279)	(475,970)
Net Increase (Decrease) in Shares Outstanding	215,469	(279,663)

[a]	During the period ended February 28, 2018, 8,391 Class C shares representing $241,754 were automatically converted to 7,357 Class A shares.
[b]	During the period ended August 31, 2017, 348 Class C shares representing $10,555 were exchanged for 313 Class I shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2018		Year Ended August 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	34.37	31.72	36.97	43.17	38.27	29.47
Investment Operations:
Investment income (loss)—net [a]	(.01)	.03	.03	(.02)	.05	.03
Net realized and unrealized gain (loss) on investments	3.32	4.13	.82	(1.79)	9.10	8.83
Total from Investment Operations	3.31	4.16	.85	(1.81)	9.15	8.86
Distributions:
Dividends from investment income—net	-	(.01)	-	(.05)	-	(.06)
Dividends from net realized gain on investments	(4.37)	(1.50)	(6.10)	(4.34)	(4.25)	-
Total Distributions	(4.37)	(1.51)	(6.10)	(4.39)	(4.25)	(.06)
Net asset value, end of period	33.31	34.37	31.72	36.97	43.17	38.27
Total Return (%)[b]	9.81[c]	13.28	3.95	(4.72)	25.32	30.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[d]	1.17	1.21	1.18	1.15	1.18
Ratio of net expenses to average net assets	1.16[d]	1.17	1.21	1.18	1.15	1.18
Ratio of net investment income (loss) to average net assets	(.08)[d]	.10	.11	(.05)	.12	.08
Portfolio Turnover Rate	58.74[c]	104.51	101.68	74.05	67.49	91.31
Net Assets, end of period ($ x 1,000)	501,585	509,761	796,686	1,071,713	1,417,535	1,079,346

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2018		Year Ended August 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	30.70	28.68	34.26	40.55	36.44	28.22
Investment Operations:
Investment (loss)—net [a]	(.13)	(.19)	(.18)	(.29)	(.26)	(.24)
Net realized and unrealized gain (loss) on investments	2.96	3.71	.70	(1.66)	8.62	8.46
Total from Investment Operations	2.83	3.52	.52	(1.95)	8.36	8.22
Distributions:
Dividends from net realized gain on investments	(4.37)	(1.50)	(6.10)	(4.34)	(4.25)	-
Net asset value, end of period	29.16	30.70	28.68	34.26	40.55	36.44
Total Return (%)[b]	9.40[c]	12.44	3.19	(5.41)	24.35	29.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92[d]	1.92	1.94	1.90	1.92	1.97
Ratio of net expenses to average net assets	1.92[d]	1.92	1.94	1.90	1.92	1.97
Ratio of net investment (loss) to average net assets	(.84)[d]	(.65)	(.62)	(.77)	(.66)	(.72)
Portfolio Turnover Rate	58.74[c]	104.51	101.68	74.05	67.49	91.31
Net Assets, end of period ($ x 1,000)	54,371	62,608	76,886	116,683	114,179	46,708

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

16

Six Months Ended February 28, 2018		Year Ended August 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	34.27	31.64	36.83	43.01	38.12	29.38
Investment Operations:
Investment income—net[a]	.03	.14	.12	.09	.15	.10
Net realized and unrealized gain (loss) on investments	3.32	4.11	.81	(1.78)	9.07	8.77
Total from Investment Operations	3.35	4.25	.93	(1.69)	9.22	8.87
Distributions:
Dividends from investment income—net	(.15)	(.12)	(.02)	(.15)	(.08)	(.13)
Dividends from net realized gain on investments	(4.37)	(1.50)	(6.10)	(4.34)	(4.25)	-
Total Distributions	(4.52)	(1.62)	(6.12)	(4.49)	(4.33)	(.13)
Net asset value, end of period	33.10	34.27	31.64	36.83	43.01	38.12
Total Return (%)	9.96[b]	13.63	4.23	(4.43)	25.62	30.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	.90	.90	.89	.90	.97
Ratio of net expenses to average net assets	.89[c]	.90	.90	.89	.90	.97
Ratio of net investment income to average net assets	.20[c]	.42	.39	.22	.37	.27
Portfolio Turnover Rate	58.74[b]	104.51	101.68	74.05	67.49	91.31
Net Assets, end of period ($ x 1,000)	489,982	501,821	492,694	913,852	1,282,578	856,830

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2018		Year Ended August 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	34.34	31.72	36.93	43.12	38.12	37.48
Investment Operations:
Investment income—net[b]	.05	.15	.16	.13	.19	.02
Net realized and unrealized gain (loss) on investments	3.32	4.13	.83	(1.78)	9.17	.62
Total from Investment Operations	3.37	4.28	.99	(1.65)	9.36	.64
Distributions:
Dividends from investment income—net	(.18)	(.16)	(.10)	(.20)	(.11)	-
Dividends from net realized gain on investments	(4.37)	(1.50)	(6.10)	(4.34)	(4.25)	-
Total Distributions	(4.55)	(1.66)	(6.20)	(4.54)	(4.36)	-
Net asset value, end of period	33.16	34.34	31.72	36.93	43.12	38.12
Total Return (%)	10.01[c]	13.71	4.40	(4.34)	26.02	1.74[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[d]	.80	.78	.80	.83	.80[d]
Ratio of net expenses to average net assets	.80[d]	.80	.78	.80	.83	.80[d]
Ratio of net investment income to average net assets	.32[d]	.49	.53	.30	.50	.33[d]
Portfolio Turnover Rate	58.74[c]	104.51	101.68	74.05	67.49	91.31
Net Assets, end of period ($ x 1,000)	15,967	9,137	17,308	79,397	25,147	1

a  From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (125 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which

20

market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,044,176,943	-	-	1,044,176,943
Exchange Traded Funds	7,967,182	-	-	7,967,182
Registered Investment Companies	59,594,029	-	-	59,594,029

† See Statement of Investments for additional detailed categorizations.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2018, The Bank of New York

22

Mellon earned $4,001 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: ordinary income $11,170.930 and long–term capital gains $50,851,655. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2018, was approximately $43,100 with a related weighted average annualized interest rate of 2.41%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

During the period ended February 28, 2018, the Distributor retained $6,794 from commissions earned on sales of the fund’s Class A shares and $4,190 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2018, Class C shares were charged $223,307 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2018, Class A and Class C shares were charged $638,276 and $74,436, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

24

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $46,060 for transfer agency services and $4,261 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $4,261.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $44,398 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,356.

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $618,430, Distribution Plan fees $31,783, Shareholder Services Plan fees $108,115, custodian fees $41,664, Chief Compliance Officer fees $7,326 and transfer agency fees $23,504.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $641,822,317 and $768,875,071, respectively.

At February 28, 2018, accumulated net unrealized appreciation on investments was $144,863,639, consisting of $166,671,954 gross unrealized appreciation and $21,808,315 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

26

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one-, two- and ten-year periods, although below the medians in the other periods (slightly below the medians in the five-year periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was approximately at the Expense Group median, that the fund’s actual management fee was slightly above the Expense Group and Expense Universe medians and that the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions

28

may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

29

For More Information

Dreyfus Opportunistic Midcap Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMCVX Class C: DVLCX Class I: DVLIX Class Y: DMCYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0258SA0218

Dreyfus Opportunistic Small Cap Fund

SEMIANNUAL REPORT February 28, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Opportunistic Small Cap Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Small Cap Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by David A. Daglio, lead portfolio manager, James Boyd, Brian R. Duncan, and Dale Dutile, portfolio managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus Opportunistic Small Cap Fund’s Investor shares achieved a total return of 11.13%, Class I shares returned 11.25%, and Class Y shares returned 11.30%.1 In comparison, the fund’s benchmark, the Russell 2000® Index (the “Index”), produced a total return of 8.30% for the same period.2

Small-cap stocks continued to gain ground over the reporting period amid rising corporate earnings, improved economic conditions, and the passage of business-friendly tax-reform legislation. The fund produced higher returns than the Index, mainly due to successful security selections in the industrials, utilities, consumer discretionary, and financials sectors.

As of November 13, 2017, Brian R. Duncan became a portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks capital appreciation. The fund normally invests at least 80% of its assets in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Index. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s team of portfolio managers uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger. The fund’s portfolio managers invest in securities and sectors that they perceive to be attractive from a valuation and fundamental standpoint.

Rising Corporate Earnings Drove Markets Higher

Continuing a trend established earlier in 2017, small-cap stocks during the reporting period remained energized by better-than-expected corporate earnings, strengthening U.S. labor markets, and encouraging global economic developments. In addition, investors responded positively to the enactment of tax-reform legislation in December 2017. Consequently, the Index hit a series of new highs through January 2018. While inflation fears sparked heightened market volatility in February, the resulting declines were not enough to fully offset earlier gains.

The market’s advance also was supported by well-telegraphed shifts in monetary policy. Although rising interest rates historically have tended to undermine investor sentiment toward stocks, the Federal Reserve Board’s gradual approach to adopting a less accommodative monetary policy generally was received calmly by investors, who focused more on improving business conditions and corporate earnings growth. In this environment, small-cap stocks generally trailed their large-cap counterparts, and growth stocks outperformed value-oriented stocks.

Security Selections Bolstered Fund Performance

The fund participated more than fully in the Index’s gains over the reporting period, supported by our security selection and asset allocation strategies across several market segments. The fund fared especially well in the industrials sector, where trucking companies benefited from a changing regulatory environment and higher levels of economic activity. In addition, regional airline SkyWest advanced as investors increasingly rewarded the company for skilled management and solid profitability, building products company Simpson Manufacturing gained value during an

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

upswing in residential construction activity, and car rental agency Avis Budget Group encountered more favorable supply-and-demand dynamics in its industry.

Underweighted exposure to the struggling utilities sector further enhanced relative performance, as did the fund’s only utility holding, Dynegy, which was subject to mergers-and-acquisitions speculation. In the consumer discretionary sector, fitness chain Planet Fitness achieved robust membership growth, and its expansion plan was well received by investors. Gaming company Pinnacle Entertainment benefited from higher levels of disposable income among its customers. Clothing seller G-III Apparel Group revitalized some of its well-known brands, leading to higher sales volumes. Broadcasters Nexstar Media Group and Sinclair Broadcasting Group benefited from reduced regulatory burdens. Finally, in the financials sector, tax-reform legislation and higher interest rates helped support the prospects for banks such as SVB Financial Group and FCB Financial Holdings, while mortgage insurance provider MGIC Investment benefited from an increase in new home ownership, and prepaid debit card company Green Dot saw its payment processing platform adopted by some major technology companies.

Disappointment proved relatively mild. In the materials sector, Eagle Materials and U.S. Concrete gave back previous gains during the reporting period as various hurricane recovery efforts subsided.

Finding Opportunities Amid Volatility

We have continued to identify what we believe to be attractive small-cap investment opportunities in an environment of positive economic growth, low unemployment, and rising corporate earnings. Moreover, current market volatility may present opportunities to purchase the stocks of fundamentally strong companies at more attractive prices. As of the reporting period’s end, we have identified an ample number of companies meeting our investment criteria in the financials sector, and we recently increased the fund’s exposure to the materials and energy sectors. In contrast, we have found relatively few investment opportunities in the real estate, utilities, and telecommunication services sectors.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Small Cap Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018
	Investor Shares	Class I	Class Y
Expenses paid per $1,000†	$5.76	$4.66	$4.14
Ending value (after expenses)	$1,111.30	$1,112.50	$1,113.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018
	Investor Shares	Class I	Class Y
Expenses paid per $1,000†	$5.51	$4.46	$3.96
Ending value (after expenses)	$1,019.34	$1,020.38	$1,020.88

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Investor shares, .89% for Class I and .79% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - 1.0%
Visteon	89,792	[a]	11,119,841
Banks - 12.8%
Ameris Bancorp	180,167		9,575,876
Atlantic Capital Bancshares	619,496	[a]	10,717,281
Banner	272,868		15,084,143
FCB Financial Holdings, Cl. A	296,377	[a,b]	15,900,626
First Interstate BancSystem, Cl. A	437,554		17,283,383
First Merchants	218,938		9,048,708
Great Western Bancorp	439,610		17,975,653
MGIC Investment	1,430,814	[a]	19,730,925
Midland States Bancorp	160,965		5,046,253
Union Bankshares	504,717		18,866,322
Univest Corporation of Pennsylvania	207,291	[b]	5,679,773
			144,908,943
Capital Goods - 2.6%
Simpson Manufacturing	360,397		19,937,162
Tennant	153,791	[b]	9,904,140
			29,841,302
Commercial & Professional Services - 1.5%
Deluxe	229,537	[b]	16,297,127
Consumer Durables & Apparel - 1.7%
G-III Apparel Group	510,241	[a]	18,832,995
Consumer Services - 4.3%
Dave & Buster's Entertainment	131,444	[a]	5,884,748
Eldorado Resorts	101,399	[a,b]	3,457,706
Houghton Mifflin Harcourt	30,861	[a]	209,855
Pinnacle Entertainment	264,192	[a]	7,970,673
Planet Fitness, Cl. A	849,667	[a]	31,420,686
			48,943,668
Diversified Financials - 11.2%
Cannae Holdings	530,832	[a]	9,756,692
Capitol Investment Corp. IV	679,597		6,782,378
Donnelley Financial Solutions	630,196	[a]	10,908,693
Green Dot, Cl. A	360,049	[a]	23,449,991
Investment Technology Group	607,586		12,042,355
Landcadia Holdings	301,090	[a]	3,212,630
OneMain Holdings	889,355	[a]	27,267,624
SLM	2,573,920	[a]	28,081,467
TPG Pace Holdings	471,627		4,909,637
			126,411,467

6

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Energy - 8.0%
Arch Coal, Cl. A	84,180	[b]	8,056,868
Ardmore Shipping	389,072	[a,b]	2,937,494
Delek US Holdings	693,065	[b]	23,647,378
GasLog	314,655	[b]	5,191,808
Navigator Holdings	223,570	[a]	2,481,627
PDC Energy	50,982	[a,b]	2,678,084
RSP Permian	574,962	[a]	22,026,794
Scorpio Tankers	4,148,904	[b]	9,542,479
Select Energy Services, Cl. A	1,009,715		14,499,507
			91,062,039
Food & Staples Retailing - .5%
US Foods Holding	182,626	[a]	6,097,882
Health Care Equipment & Services - 3.2%
AxoGen	326,140	[a,b]	9,523,288
Evolent Health, Cl. A	914,176	[a,b]	13,392,678
HMS Holdings	840,590	[a]	13,483,064
			36,399,030
Materials - 9.5%
Alamos Gold, Cl. A	1,079,014		5,481,391
Cabot	476,808		28,694,305
Eagle Materials	136,230		13,654,333
IAMGOLD	1,228,422	[a]	6,461,500
Methanex	240,701	[b]	13,226,520
OMNOVA Solutions	1,337,228	[a]	13,506,003
Tahoe Resources	1,006,418		4,911,320
US Concrete	296,720	[a,b]	21,586,380
			107,521,752
Media - 3.8%
Gray Television	231,955	[a]	3,200,979
Nexstar Media Group, Cl. A	241,301	[b]	17,240,956
Sinclair Broadcast Group, Cl. A	678,759	[b]	22,942,054
			43,383,989
Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
Flexion Therapeutics	634,044	[a,b]	16,079,356
PRA Health Sciences	66,195	[a]	5,560,380
Revance Therapeutics	834,282	[a,b]	25,821,028
Sage Therapeutics	142,127	[a,b]	22,933,613
TherapeuticsMD	6,362,409	[a]	31,812,045
			102,206,422
Retailing - 1.4%
Lithia Motors, Cl. A	152,810	[b]	15,875,431
Software & Services - 6.4%
Acxiom	860,922	[a]	23,563,435

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Software & Services - 6.4% (continued)
Cardtronics, Cl. A	474,641	[a,b]	10,622,466
CommVault Systems	211,603	[a]	11,013,936
Talend, ADR	462,602	[a,b]	21,779,302
Teradata	159,836	[a]	5,885,162
			72,864,301
Technology Hardware & Equipment - 10.5%
Ciena	1,320,702	[a,b]	30,600,665
Infinera	3,043,816	[a,b]	30,285,969
Methode Electronics	25,901		1,021,794
Sierra Wireless	557,093	[a,b]	8,885,633
VeriFone Systems	1,158,548	[a,b]	19,231,897
Viavi Solutions	2,956,887	[a]	28,445,253
			118,471,211
Transportation - 11.4%
Avis Budget Group	784,551	[a,b]	35,446,014
Knight-Swift Transportation Holdings	707,462		34,071,370
Scorpio Bulkers	462,597		3,585,127
SkyWest	550,638		30,174,962
Werner Enterprises	704,472	[b]	26,241,582
			129,519,055
Total Common Stocks (cost $951,483,780)			1,119,756,455

Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $17,438,360)	17,438,360	[c]	17,438,360

Investment of Cash Collateral for Securities Loaned - 6.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $68,564,731)	68,564,731	[c]	68,564,731
Total Investments (cost $1,037,486,871)	106.4%		1,205,759,546
Liabilities, Less Cash and Receivables	(6.4%)		(72,577,096)
Net Assets	100.0%		1,133,182,450

ADR—American Depository Receipt

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $134,296,495 and the value of the collateral held by the fund was $145,961,742, consisting of cash collateral of $68,564,731 and U.S. Government & Agency securities valued at $77,397,011.
cInvestment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Banks	12.8
Transportation	11.4
Diversified Financials	11.2
Technology Hardware & Equipment	10.5
Materials	9.5
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Energy	8.0
Money Market Investments	7.6
Software & Services	6.4
Consumer Services	4.3
Media	3.8
Health Care Equipment & Services	3.2
Capital Goods	2.6
Consumer Durables & Apparel	1.7
Commercial & Professional Services	1.5
Retailing	1.4
Automobiles & Components	1.0
Food & Staples Retailing	.5
106.4

† Based on net assets.
See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 8/31/17($)	Purchases($)	Sales ($)	Value 2/28/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	161,197,475	517,287,962	609,920,706	68,564,731	6.1	–
Dreyfus Institutional Preferred Government Plus Money Market Fund	11,747,168	190,693,572	185,002,380	17,438,360	1.5	89,505
Total	172,944,643	707,981,534	794,923,086	86,003,091	7.6	89,505

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $134,296,495)—Note 1(b):
Unaffiliated issuers	951,483,780	1,119,756,455
Affiliated issuers	86,003,091	86,003,091
Cash		1,367,568
Receivable for investment securities sold		3,114,401
Dividends and securities lending income receivable		476,165
Receivable for shares of Common Stock subscribed		355,320
Prepaid expenses		43,155
		1,211,116,155
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		807,555
Liability for securities on loan—Note 1(b)		68,564,731
Payable for investment securities purchased		8,226,718
Payable for shares of Common Stock redeemed		209,190
Accrued expenses		125,511
		77,933,705
Net Assets ($)		1,133,182,450
Composition of Net Assets ($):
Paid-in capital		873,707,494
Accumulated investment (loss)—net		(1,831,394)
Accumulated net realized gain (loss) on investments		93,033,675
Accumulated net unrealized appreciation (depreciation) on investments		168,272,675
Net Assets ($)		1,133,182,450

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	541,102,117	63,474,587	528,605,746
Shares Outstanding	14,995,951	1,753,421	14,594,024
Net Asset Value Per Share ($)	36.08	36.20	36.22

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $37,337 foreign taxes withheld at source):
Unaffiliated issuers	2,819,847
Affiliated issuers	89,505
Income from securities lending—Note 1(b)	323,159
Total Income	3,232,511
Expenses:
Management fee—Note 3(a)	4,038,217
Shareholder servicing costs—Note 3(b)	851,694
Registration fees	46,068
Directors’ fees and expenses—Note 3(c)	39,727
Custodian fees—Note 3(b)	24,603
Professional fees	24,144
Prospectus and shareholders’ reports	16,381
Loan commitment fees—Note 2	14,551
Miscellaneous	13,684
Total Expenses	5,069,069
Less—reduction in fees due to earnings credits—Note 3(b)	(5,164)
Net Expenses	5,063,905
Investment (Loss)—Net	(1,831,394)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	120,326,785
Net unrealized appreciation (depreciation) on investments	(8,000,134)
Net Realized and Unrealized Gain (Loss) on Investments	112,326,651
Net Increase in Net Assets Resulting from Operations	110,495,257

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	[a]
Operations ($):
Investment (loss)—net	(1,831,394)	(3,745,652)
Net realized gain (loss) on investments	120,326,785	118,409,645
Net unrealized appreciation (depreciation) on investments	(8,000,134)	83,275,055
Net Increase (Decrease) in Net Assets Resulting from Operations	110,495,257	197,939,048
Distributions to Shareholders from ($):
Net realized gain on investments:
Investor Shares	(56,618,655)	(3,999,748)
Class I	(7,439,198)	(665)
Class Y	(60,129,762)	(45)
Total Distributions	(124,187,615)	(4,000,458)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	71,303,801	217,081,169
Class I	15,271,218	66,561,226
Class Y	66,119,146	455,884,195
Distributions reinvested:
Investor Shares	54,909,530	3,036,951
Class I	6,496,612	620
Class Y	25,950,112	-
Cost of shares redeemed:
Investor Shares	(67,307,467)	(705,991,264)
Class I	(10,645,929)	(15,345,775)
Class Y	(24,595,858)	(8,533,201)
Increase (Decrease) in Net Assets from Capital Stock Transactions	137,501,165	12,693,921
Total Increase (Decrease) in Net Assets	123,808,807	206,632,511
Net Assets ($):
Beginning of Period	1,009,373,643	802,741,132
End of Period	1,133,182,450	1,009,373,643
Accumulated investment (loss)—net	(1,831,394)	-

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	[a]
Capital Share Transactions (Shares):
Investor Shares[b]
Shares sold	1,912,941	6,575,414
Shares issued for distributions reinvested	1,508,503	90,709
Shares redeemed	(1,797,824)	(20,354,904)
Net Increase (Decrease) in Shares Outstanding	1,623,620	(13,688,781)
Class Ib
Shares sold	404,371	1,899,812
Shares issued for distributions reinvested	177,941	18
Shares redeemed	(282,335)	(446,386)
Net Increase (Decrease) in Shares Outstanding	299,977	1,453,444
Class Yb
Shares sold	1,761,821	13,014,137
Shares issued for distributions reinvested	710,572	-
Shares redeemed	(656,156)	(236,350)
Net Increase (Decrease) in Shares Outstanding	1,816,237	12,777,787

[a]	On September 30, 2016, the fund redesignated existing shares as Investor shares and commenced offering Class I and Class Y shares.
[b]

During the period ended February 28, 2018, 305,458 Investor shares representing $11,475,481 were exchanged for 304,732 Class Y shares, 35,697 Class Y shares representing $1,362,080 were exchanged for 35,706 Class I shares and during the period ended August 31, 2017, 3,150 Investor shares representing $91,861 were exchanged for 3,149 Class I shares, 12,139,913 Investor shares representing $423,925,756 were exchanged for 12,126,023 Class Y shares and 41,076 Class Y shares representing $1,482,175 were exchanged for 41,067 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017[a]	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	36.53	29.66	30.45	35.87	34.70	26.02
Investment Operations:
Investment (loss)—net[b]	(.09)	(.15)	(.05)	(.13)	(.13)	(.09)
Net realized and unrealized gain (loss) on investments	4.20	7.16	.43	.17	5.70	8.77
Total from Investment Operations	4.11	7.01	.38	.04	5.57	8.68
Distributions:
Dividends from investment income—net	-	-	(.10)	-	-	-
Dividends from net realized gain on investments	(4.56)	(.14)	(1.07)	(5.46)	(4.40)	-
Total Distributions	(4.56)	(.14)	(1.17)	(5.46)	(4.40)	-
Net asset value, end of period	36.08	36.53	29.66	30.45	35.87	34.70
Total Return (%)	11.13[c]	23.67	1.34	.18	16.95	33.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[d]	1.10	1.11	1.09	1.10	1.13
Ratio of net expenses to average net assets	1.10[d]	1.10	1.11	1.09	1.10	1.13
Ratio of net investment (loss) to average net assets	(.50)[d]	(.44)	(.17)	(.41)	(.35)	(.29)
Portfolio Turnover Rate	42.83[c]	84.96	82.01	74.06	88.69	94.62
Net Assets, end of period ($ x 1,000)	541,102	488,507	802,741	940,235	1,162,516	850,685

a On September 30, 2016, the fund redesignated existing shares as Investor shares.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	February 28, 2018	Year Ended
(Unaudited)		August 31, 2017[a]
Per Share Data ($):
Net asset value, beginning of period	36.60	30.62
Investment Operations:
Investment (loss)—net[b]	(.05)	(.07)
Net realized and unrealized gain (loss) on investments	4.21	6.19
Total from Investment Operations	4.16	6.12
Distributions:
Dividends from net realized gain on investments	(4.56)	(.14)
Net asset value, end of period	36.20	36.60
Total Return (%)[c]	11.25	20.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.89	.95
Ratio of net expenses to average net assets[d]	.89	.95
Ratio of net investment (loss) to average net assets[d]	(.29)	(.23)
Portfolio Turnover Rate	42.83[c]	84.96
Net Assets, end of period ($ x 1,000)	63,475	53,194

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

16

Six Months Ended
Class Y Shares	February 28, 2018	Year Ended
(Unaudited)		August 31, 2017[a]
Per Share Data ($):
Net asset value, beginning of period	36.60	30.62
Investment Operations:
Investment (loss)—net[b]	(.03)	(.01)
Net realized and unrealized gain (loss) on investments	4.21	6.13
Total from Investment Operations	4.18	6.12
Distributions:
Dividends from net realized gain on investments	(4.56)	(.14)
Net asset value, end of period	36.22	36.60
Total Return (%)[c]	11.30	20.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.79	.81
Ratio of net expenses to average net assets[d]	.79	.81
Ratio of net investment (loss) to average net assets[d]	(.18)	(.03)
Portfolio Turnover Rate	42.83[c]	84.96
Net Assets, end of period ($ x 1,000)	528,606	467,673

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Investor (200 million shares authorized), Class I (100 million shares authorized) and Class Y shares (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I and Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

18

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

20

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities-Domestic Common Stocks†	1,044,814,733	-	-	1,044,814,733
Equity Securities-Foreign Common Stocks†	74,941,722	-	-	74,941,722
Registered Investment Companies	86,003,091	-	-	86,003,091

† See Statement of Investments for additional detailed categorizations.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2018, The Bank of New York

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon earned $58,684 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: long-term capital gains $4,000,458. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of

22

commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2018, the fund was charged $639,184 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $42,365 for transfer agency services and $4,189 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $4,189.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $24,603

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to the custody agreement. These fees were partially offset by earnings credits of $975.

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $655,293, Shareholder Services Plan fees $104,866, custodian fees $23,890, Chief Compliance Officer fees $7,326 and transfer agency fees $16,180.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $467,882,670 and $457,427,650, respectively.

At February 28, 2018, accumulated net unrealized appreciation on investments was $168,272,675, consisting of $197,247,973 gross unrealized appreciation and $28,975,298 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (and was highest in the Performance Group in the one-, five- and ten-year periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of

26

shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Opportunistic Small Cap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DSCVX Class I: DOPIX Class Y: DSCYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0253SA0218

Dreyfus Strategic Value Fund

SEMIANNUAL REPORT February 28, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Value Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Value Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by Brian C. Ferguson, John C. Bailer, and David S. Intoppa, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus Strategic Value Fund’s Class A shares produced a total return of 11.15%, Class C shares returned 10.75%, Class I shares returned 11.29%, and Class Y shares returned 11.33%.1 The fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of 7.26% for the same period.2

U.S. equities markets rose during the reporting period amid better-than-expected corporate earnings and improving economic prospects. The fund outperformed its benchmark, primarily on the strength of favorable sector allocations and successful security selections in the industrials, financials, energy, and information technology sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund may invest up to 30% of its assets in foreign securities. We identify potential investments through extensive quantitative and fundamental research. We focus on individual stock selection (a “bottom-up” approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum.

Positive Economic Trends and Strong Corporate Earnings

The long-running U.S. economic expansion that began in mid-2009 continued throughout the reporting period, maintaining a favorable backdrop for equity markets. September 2017 saw an upward revision to second-quarter GDP growth despite hurricane-related economic disruptions. Positive economic news continued to accumulate during the rest of 2017, as corporate earnings exceeded expectations, economic growth remained near 3%, and the Federal Reserve Board (the “Fed”) raised growth forecasts for 2018. Passage of tax-reform legislation in December caused markets to rally sharply, and the Index reached new all-time highs. Some of the more economically sensitive market segments, such as the information technology and financials sectors, led the market’s advance, while traditionally defensive, higher-yielding industry groups, such as the real estate and utilities sectors, trailed broad market averages.

January 2018 saw a continuation of positive market and economic trends. Economic data indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes by the Fed began to weigh on market sentiment. In response to these concerns, markets dipped sharply in early February before recovering much of the lost ground over the final weeks of the reporting period.

For the reporting period overall, large-cap stocks fared better than their mid- and small-cap counterparts, but value stocks significantly underperformed growth-oriented stocks.

Sector Allocations and Stock Selections Drove Performance

The fund’s performance compared to the Index benefited from significantly underweighted exposure to the traditionally defensive utilities, real estate, and consumer staples sectors. Instead, we invested a relatively large percentage of the fund’s assets in industry groups positioned to thrive in the constructive economic environment. Among industrial stocks, the fund held overweighted exposure to aerospace-and-defense contractors, such as Raytheon, Harris, and Northrop Grumman, and we favored industrial conglomerate Honeywell International over beleaguered General Electric. In the financials sector, the fund held several top-performing banks, including JPMorgan Chase & Co., Bank

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

of America, PNC Financial Services Group, and BB&T, as well as diversified services providers, such as Voya Financial. In the energy sector, the fund added value by investing in high-quality exploration-and-production companies positioned to benefit from rising oil prices, such as EOG Resources, Anadarko Petroleum, Hess, and Occidental Petroleum, as well as refiners, such as Phillips 66. Other top performers included networking giant Cisco Systems and semiconductor makers Texas Instruments in the information technology sector, and agricultural chemical manufacturer CF Industries Holdings in the materials sector.

The fund underperformed its benchmark in only two sectors. Overweighted exposure to the telecommunication services sector took a slight toll on relative results, as did a position in AT&T, which slightly lagged sector averages. In the consumer discretionary sector, underweighted exposure to multi-line retail and specialty retail companies also weighed on performance to a degree. A few individual holdings in other sectors further detracted from returns, including diversified financial institution Wells Fargo & Co., media company Comcast, and beverage distributor Coca-Cola European Partners.

Positive Trends Remain in Place

We believe the prevailing environment of domestic and global economic expansion, a reduced U.S. corporate tax burden, and strong corporate earnings and revenue growth provides a supportive backdrop for the stock market and for the fund’s investment approach. As of the end of the reporting period, we have continued to find the most attractive investment opportunities among companies positioned for economic growth in areas such as the financials, materials, industrials, energy, and information technology sectors. In contrast, we have found relatively few investments in traditionally defensive and interest rate-sensitive areas, such as the real estate, utilities, health care, and consumer staples sectors.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Value Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.87	$8.78	$3.56	$3.35
Ending value (after expenses)	$1,111.50	$1,107.50	$1,112.90	$1,113.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.66	$8.40	$3.41	$3.21
Ending value (after expenses)	$1,020.18	$1,016.46	$1,021.42	$1,021.62

†  Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.68% for Class C, .68% for Class I and .64% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - .5%
Goodyear Tire & Rubber	321,577		9,306,438
Banks - 17.9%
Bank of America	2,692,886		86,441,641
BB&T	598,100		32,506,735
Citigroup	394,822		29,805,113
JPMorgan Chase & Co.	798,481		92,224,555
PNC Financial Services Group	204,946		32,311,786
SunTrust Banks	356,126		24,871,840
Wells Fargo & Co.	653,015		38,142,606
			336,304,276
Capital Goods - 9.9%
Harris	103,736		16,198,376
Honeywell International	163,621		24,724,769
L3 Technologies	129,367		26,850,121
Middleby	79,399	[a,b]	9,547,730
Northrop Grumman	47,842		16,746,614
Quanta Services	418,412	[b]	14,410,109
Raytheon	203,760		44,319,838
United Technologies	244,349		32,923,584
			185,721,141
Diversified Financials - 9.8%
Berkshire Hathaway, Cl. B	444,333	[b]	92,065,798
Capital One Financial	99,726		9,766,167
LPL Financial Holdings	222,986		14,331,310
Morgan Stanley	596,322		33,405,958
Synchrony Financial	258,261		9,398,118
Voya Financial	502,739	[a]	25,649,744
			184,617,095
Energy - 13.1%
Anadarko Petroleum	239,165		13,641,972
EOG Resources	220,754		22,388,871
Exxon Mobil	734,059		55,597,629
Hess	348,278	[a]	15,818,787
Occidental Petroleum	693,819		45,514,526
Phillips 66	382,772		34,591,106
Pioneer Natural Resources	105,314		17,927,602
Schlumberger	281,274		18,462,825
Valero Energy	254,343		22,997,694
			246,941,012
Exchange-Traded Funds - .2%
iShares Russell 1000 Value ETF	31,712		3,894,234

6

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Food, Beverage & Tobacco - 5.4%
Coca-Cola	203,643		8,801,450
Coca-Cola European Partners	328,480		12,488,810
Conagra Brands	786,267		28,407,827
Kellogg	353,785	[a]	23,420,567
Kraft Heinz	278,506		18,673,827
Mondelez International, Cl. A	209,001		9,175,144
			100,967,625
Health Care Equipment & Services - 5.1%
Abbott Laboratories	487,088		29,386,019
DaVita	122,883	[b]	8,850,034
Humana	104,220		28,329,080
McKesson	74,989		11,190,608
UnitedHealth Group	80,533		18,213,343
			95,969,084
Insurance - 4.6%
Allstate	99,823		9,209,670
American International Group	468,416		26,858,973
Hartford Financial Services Group	352,780		18,644,423
Lincoln National	119,689		9,116,711
Prudential Financial	214,464		22,801,812
			86,631,589
Materials - 7.5%
CF Industries Holdings	736,283		30,364,311
DowDuPont	490,916		34,511,395
Freeport-McMoRan	808,106	[b]	15,030,772
Martin Marietta Materials	65,654	[a]	13,388,820
Mosaic	463,744		12,205,742
Newmont Mining	486,448		18,582,314
Vulcan Materials	146,078		17,197,763
			141,281,117
Media - 4.3%
Comcast, Cl. A	521,977		18,900,787
Omnicom Group	277,712	[a]	21,169,986
Time Warner	249,325		23,177,252
Twenty-First Century Fox, Cl. A	511,333		18,827,281
			82,075,306
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
Biogen	32,561	[b]	9,409,803
Bristol-Myers Squibb	206,772		13,688,306
Gilead Sciences	120,193		9,462,795
Mylan	319,258	[b]	12,872,483
Pfizer	1,249,589		45,372,577
			90,805,964

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Retailing - .6%
Advance Auto Parts	94,367		10,781,430
Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology	108,362		9,636,633
Texas Instruments	229,428		24,858,524
			34,495,157
Software & Services - 4.5%
Alphabet, Cl. A	8,379	[b]	9,249,746
Fortinet	209,845	[b]	10,590,877
International Business Machines	151,647		23,631,152
Oracle	589,873		29,888,865
Teradata	327,167	[a,b]	12,046,289
			85,406,929
Technology Hardware & Equipment - 4.9%
Apple	108,919		19,400,652
Cisco Systems	1,615,695		72,350,822
			91,751,474
Telecommunication Services - 2.2%
Verizon Communications	879,945		42,008,574
Transportation - 1.4%
Delta Air Lines	482,581		26,011,116
Utilities - 1.2%
FirstEnergy	705,919	[a]	22,822,361
Total Common Stocks (cost $1,528,769,167)			1,877,791,922

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $12,665,478)	12,665,478	[c]	12,665,478
Total Investments (cost $1,541,434,645)	100.4%		1,890,457,400
Liabilities, Less Cash and Receivables	(.4%)		(7,395,527)
Net Assets	100.0%		1,883,061,873

ETF—Exchange-Traded Fund

aSecurity, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $42,020,181 and the value of the collateral held by the fund was $43,622,316, consisting of cash collateral of $12,665,478 and U.S. Government & Agency securities valued at $30,956,838.

bNon-income producing security.

cInvestment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Banks	17.9
Energy	13.1
Capital Goods	9.9
Diversified Financials	9.8
Materials	7.5
Food, Beverage & Tobacco	5.4
Health Care Equipment & Services	5.1
Technology Hardware & Equipment	4.9
Pharmaceuticals, Biotechnology & Life Sciences	4.8
Insurance	4.6
Software & Services	4.5
Media	4.3
Telecommunication Services	2.2
Semiconductors & Semiconductor Equipment	1.8
Transportation	1.4
Utilities	1.2
Money Market Investment	.7
Retailing	.6
Automobiles & Components	.5
Exchange-Traded Funds	.2
100.4

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 8/31/17 ($)	Purchases ($)	Sales ($)	Value 2/28/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,789,111	156,233,466	161,022,577	-	-	18,001
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	68,414,979	55,749,501	12,665,478.7		-
Total	4,789,111	224,648,445	216,772,078	12,665,478.7		18,001

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $42,020,181)—Note 1(b):
Unaffiliated issuers	1,528,769,167	1,877,791,922
Affiliated issuers	12,665,478	12,665,478
Receivable for investment securities sold		29,999,386
Dividends and securities lending income receivable		3,996,919
Receivable for shares of Common Stock subscribed		352,111
Prepaid expenses		61,130
		1,924,866,946
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,100,936
Cash overdraft due to Custodian		656,288
Payable for investment securities purchased		25,557,936
Liability for securities on loan—Note 1(b)		12,665,478
Payable for shares of Common Stock redeemed		1,518,994
Interest payable—Note 2		385
Accrued expenses		305,056
		41,805,073
Net Assets ($)		1,883,061,873
Composition of Net Assets ($):
Paid-in capital		1,456,830,329
Accumulated undistributed investment income—net		5,459,471
Accumulated net realized gain (loss) on investments		71,749,318
Accumulated net unrealized appreciation (depreciation) on investments		349,022,755
Net Assets ($)		1,883,061,873

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	856,227,561	32,826,467	817,377,542	176,630,303
Shares Outstanding	21,307,400	876,379	20,295,660	4,384,834
Net Asset Value Per Share ($)	40.18	37.46	40.27	40.28

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	19,490,959
Affiliated issuers	18,001
Income from securities lending—Note 1(b)	5,982
Total Income	19,514,942
Expenses:
Management fee—Note 3(a)	5,598,176
Shareholder servicing costs—Note 3(c)	1,813,135
Distribution fees—Note 3(b)	146,823
Directors’ fees and expenses—Note 3(d)	70,325
Registration fees	55,780
Custodian fees—Note 3(c)	50,757
Professional fees	44,293
Prospectus and shareholders’ reports	37,613
Loan commitment fees—Note 2	22,798
Interest expense—Note 2	3,130
Miscellaneous	16,885
Total Expenses	7,859,715
Less—reduction in expenses due to undertaking—Note 3(a)	(260,879)
Less—reduction in fees due to earnings credits—Note 3(c)	(9,499)
Net Expenses	7,589,337
Investment Income—Net	11,925,605
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	98,416,359
Net unrealized appreciation (depreciation) on investments	88,049,427
Net Realized and Unrealized Gain (Loss) on Investments	186,465,786
Net Increase in Net Assets Resulting from Operations	198,391,391

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations ($):
Investment income—net	11,925,605	18,938,438
Net realized gain (loss) on investments	98,416,359	183,264,325
Net unrealized appreciation (depreciation) on investments	88,049,427	32,839,772
Net Increase (Decrease) in Net Assets Resulting from Operations	198,391,391	235,042,535
Distributions to Shareholders from ($):
Investment income—net:
Class A	(7,698,050)	(11,206,616)
Class C	(78,380)	(290,055)
Class I	(9,103,468)	(9,313,258)
Class Y	(2,118,510)	(2,700,953)
Net realized gain on investments:
Class A	(77,881,696)	(12,942,367)
Class C	(4,217,212)	(742,862)
Class I	(72,188,323)	(9,421,902)
Class Y	(16,724,585)	(2,732,461)
Total Distributions	(190,010,224)	(49,350,474)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	31,491,175	76,003,545
Class C	2,203,030	5,149,906
Class I	68,860,108	464,675,655
Class Y	13,728,295	40,160,158
Distributions reinvested:
Class A	79,361,251	22,422,051
Class C	3,574,080	805,366
Class I	78,055,760	18,245,284
Class Y	7,462,513	1,787,134
Cost of shares redeemed:
Class A	(77,901,903)	(215,907,215)
Class C	(15,558,625)	(15,945,364)
Class I	(84,356,600)	(308,483,958)
Class Y	(22,744,872)	(63,440,368)
Increase (Decrease) in Net Assets from Capital Stock Transactions	84,174,212	25,472,194
Total Increase (Decrease) in Net Assets	92,555,379	211,164,255
Net Assets ($):
Beginning of Period	1,790,506,494	1,579,342,239
End of Period	1,883,061,873	1,790,506,494
Undistributed investment income—net	5,459,471	12,532,274

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	776,458	1,967,238
Shares issued for distributions reinvested	2,030,219	587,272
Shares redeemed	(1,890,428)	(5,518,118)
Net Increase (Decrease) in Shares Outstanding	916,249	(2,963,608)
Class Cb
Shares sold	58,256	139,175
Shares issued for distributions reinvested	97,866	22,427
Shares redeemed	(415,293)	(436,913)
Net Increase (Decrease) in Shares Outstanding	(259,171)	(275,311)
Class Ia
Shares sold	1,672,821	12,002,506
Shares issued for distributions reinvested	1,993,252	477,251
Shares redeemed	(2,052,981)	(7,886,248)
Net Increase (Decrease) in Shares Outstanding	1,613,092	4,593,509
Class Ya
Shares sold	334,430	1,017,302
Shares issued for distributions reinvested	190,564	46,747
Shares redeemed	(559,132)	(1,612,375)
Net Increase (Decrease) in Shares Outstanding	(34,138)	(548,326)

[a] During the period ended February 28, 2018, 13,092 Class Y shares representing $550,211 were exchanged for 13,095 Class I shares. During the period ended August 31, 2017, 14,939 Class A shares representing $603,006 were exchanged for 14,897 Class I shares and 2,348 Class A shares representing 92,439 were exchanged for 2,344 Class Y shares and 59,810 Class Y shares representing 2,352,272 were exchanged for 59,811 Class I shares.

[b] During the period ended February 28, 2018, 35,505 Class C shares representing $1,312,403 automatically converted to 33,163 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Six Months Ended February 28, 2018
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	40.12	36.08	38.49	43.34	37.27	29.28
Investment Operations:
Investment income—net[a]	.24	.37	.50	.33	.35	.40
Net realized and unrealized gain (loss) on investments	4.12	4.72	2.41	(.66)	8.03	7.97
Total from Investment Operations	4.36	5.09	2.91	(.33)	8.38	8.37
Distributions:
Dividends from investment income—net	(.39)	(.49)	(.39)	(.36)	(.26)	(.38)
Dividends from net realized gain on investments	(3.91)	(.56)	(4.93)	(4.16)	(2.05)	-
Total Distributions	(4.30)	(1.05)	(5.32)	(4.52)	(2.31)	(.38)
Net asset value, end of period	40.18	40.12	36.08	38.49	43.34	37.27
Total Return (%)[b]	11.15[c]	14.26	8.26	(.90)	23.09	28.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	1.07	1.12	1.11	1.12	1.14
Ratio of net expenses to average net assets	.93[d]	.97	.98	.98	.98	.98
Ratio of net investment income to average net assets	1.16[d]	.95	1.42	.81	.88	1.19
Portfolio Turnover Rate	56.96[c]	96.39	80.82	96.32	67.00	76.28
Net Assets, end of period ($ x 1,000)	856,228	818,085	842,532	880,116	970,817	1,065,660

a Based on average shares outstanding.

b Exclusive of sales charge.

c  Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2018		Year Ended August 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	37.52	33.81	36.35	41.17	35.54	27.93
Investment Operations:
Investment income—net[a]	.08	.07	.22	.02	.05	.14
Net realized and unrealized gain (loss) on investments	3.84	4.42	2.26	(.61)	7.63	7.62
Total from Investment Operations	3.92	4.49	2.48	(.59)	7.68	7.76
Distributions:
Dividends from investment income—net	(.07)	(.22)	(.09)	(.07)	-	(.15)
Dividends from net realized gain on investments	(3.91)	(.56)	(4.93)	(4.16)	(2.05)	-
Total Distributions	(3.98)	(.78)	(5.02)	(4.23)	(2.05)	(.15)
Net asset value, end of period	37.46	37.52	33.81	36.35	41.17	35.54
Total Return (%)[b]	10.75[c]	13.39	7.46	(1.65)	22.17	27.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72[d]	1.84	1.89	1.87	1.88	1.91
Ratio of net expenses to average net assets	1.68[d]	1.72	1.73	1.73	1.73	1.73
Ratio of net investment income to average net assets	.41[d]	.20	.67	.06	.12	.45
Portfolio Turnover Rate	56.96[c]	96.39	80.82	96.32	67.00	76.28
Net Assets, end of period ($ x 1,000)	32,826	42,611	47,696	53,226	59,442	50,665

a Based on average shares outstanding.

b Exclusive of sales charge.

c  Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended February 28, 2018		Year Ended August 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	40.25	36.16	38.58	43.45	37.36	29.34
Investment Operations:
Investment income—net[a]	.29	.48	.58	.43	.47	.48
Net realized and unrealized gain (loss) on investments	4.13	4.73	2.42	(.66)	8.03	7.99
Total from Investment Operations	4.42	5.21	3.00	(.23)	8.50	8.47
Distributions:
Dividends from investment income—net	(.49)	(.56)	(.49)	(.48)	(.36)	(.45)
Dividends from net realized gain on investments	(3.91)	(.56)	(4.93)	(4.16)	(2.05)	-
Total Distributions	(4.40)	(1.12)	(5.42)	(4.64)	(2.41)	(.45)
Net asset value, end of period	40.27	40.25	36.16	38.58	43.45	37.36
Total Return (%)	11.29[b]	14.58	8.52	(.66)	23.40	29.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[c]	.84	.89	.87	.84	.95
Ratio of net expenses to average net assets	.68[c]	.72	.73	.73	.73	.73
Ratio of net investment income to average net assets	1.41[c]	1.21	1.67	1.05	1.14	1.45
Portfolio Turnover Rate	56.96[b]	96.39	80.82	96.32	67.00	76.28
Net Assets, end of period ($ x 1,000)	817,378	751,934	509,485	389,711	392,260	317,800

a Based on average shares outstanding.

b  Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2018		Year Ended August 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	40.25	36.16	38.58	43.45	37.36	36.70
Investment Operations:
Investment income—net[b]	.30	.48	.59	.44	.32	.08
Net realized and unrealized gain (loss) on investments	4.13	4.73	2.41	(.67)	8.18	.58
Total from Investment Operations	4.43	5.21	3.00	(.23)	8.50	.66
Distributions:
Dividends from investment income—net	(.49)	(.56)	(.49)	(.48)	(.36)	-
Dividends from net realized gain on investments	(3.91)	(.56)	(4.93)	(4.16)	(2.05)	-
Total Distributions	(4.40)	(1.12)	(5.42)	(4.64)	(2.41)	-
Net asset value, end of period	40.28	40.25	36.16	38.58	43.45	37.36
Total Return (%)	11.33[c]	14.58	8.52	(.66)	23.40	1.80[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64[d]	.75	.79	.79	.78	.83[d]
Ratio of net expenses to average net assets	.64[d]	.71	.73	.73	.73	.73[d]
Ratio of net investment income to average net assets	1.46[d]	1.22	1.67	1.07	.87	1.21[d]
Portfolio Turnover Rate	56.96[c]	96.39	80.82	96.32	67.00	76.28
Net Assets, end of period ($ x 1,000)	176,630	177,876	179,629	215,685	230,522	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c  Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which

20

market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,861,408,878	-	-	1,861,408,878
Equity Securities - Foreign Common Stocks†	12,488,810	-	-	12,488,810
Exchange-Traded Funds	3,894,234	-	-	3,894,234
Registered Investment Companies	12,665,478	-	-	12,665,478

† See Statement of Investments for additional detailed categorizations.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

22

During the period ended February 28, 2018, The Bank of New York Mellon earned $1,495 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a result of the fund’s merger with Dreyfus Large Cap Value Fund, capital losses of $1,159,608 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. This acquired capital loss will expire in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: ordinary income $23,510,882 and long-term capital gains $25,839,592. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2018 was approximately $262,400 with a related weighted average annualized interest rate of 2.41%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus in place during the period ended February 28, 2018, the fund had agreed to pay a management fee at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2017 through December 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total annual fund operating expenses of Class A, C, I and Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .68% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking amounted to $260,879 during the period ended February 28, 2018.

24

During the period ended February 28, 2018, the Distributor retained $11,146 from commissions earned on sales of the fund’s Class A shares and $3,127 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2018, Class C shares were charged $146,823 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2018, Class A and Class C shares were charged $1,065,284 and $48,941, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $45,024 for transfer agency services and $9,499 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $9,499.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $50,757 pursuant to the custody agreement.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $873,726, Distribution Plan fees $19,049, Shareholder Services Plan fees $171,809, custodian fees $51,146, Chief Compliance Officer fees $7,326 and transfer agency fees $39,169, which are offset against an expense reimbursement currently in effect in the amount of $61,289.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $1,068,991,891 and $1,162,713,909, respectively.

At February 28, 2018, accumulated net unrealized appreciation on investments was $349,022,755, consisting of $376,850,400 gross unrealized appreciation and $27,827,645 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the one-year period when the fund’s performance was below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until December 31, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.68% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

28

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus Strategic Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A:DAGVX Class C:DCGVX Class I:DRGVX Class Y:DRGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0257SA0218

Dreyfus Structured Midcap Fund

SEMIANNUAL REPORT February 28, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Structured Midcap Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Structured Midcap Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by the fund’s primary portfolio managers C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, of BNY Mellon Asset Management North America Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus Structured Midcap Fund’s Class A shares achieved a total return of 8.39%, Class C shares returned 8.02%, Class I shares returned 8.55%, and Class Y shares returned 8.61%.1 In comparison, the fund’s benchmark, the S&P MidCap 400® Index (the “Index”), achieved a total return of 8.55% for the same period.2

Mid-cap stocks continued to gain ground over the reporting period amid rising corporate earnings, improved economic conditions, and the passage of business-friendly tax reform legislation. The fund produced returns that were roughly in line with the Index, as favorable results in the real estate, utilities, and industrials sectors were balanced by shortfalls in the information technology and health care sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the Index or the Russell Midcap® Index.

We select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model that measures a diverse set of characteristics of stocks to identify and rank stocks based on relative value, momentum/sentiment, and earnings quality measures.

Next, we construct the portfolio through a risk-controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the Index. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Rising Corporate Earnings Drove Markets Higher

Continuing a trend established earlier in 2017, equities during the reporting period remained energized by better-than-expected corporate earnings, strengthening U.S. labor markets, and encouraging global economic developments. In addition, investors responded positively to the enactment of tax-reform legislation in December 2017. Consequently, the Index hit a series of new highs through January 2018. While inflation fears sparked heightened market volatility in February, the resulting declines were not enough to fully offset earlier gains.

The market’s advance also was supported by well-telegraphed shifts in monetary policy. Although rising interest rates historically have tended to undermine investor sentiment toward stocks, the Federal Reserve Board’s gradual approach to adopting a less accommodative monetary policy generally was received calmly by investors, who focused more on improving business conditions and corporate earnings growth. In this environment, mid-cap stocks generally trailed their large-cap counterparts, and growth stocks outperformed value-oriented stocks.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Impacted Fund Performance

The fund participated in the Index’s gains over the reporting period, supported by our security selection within, and in some cases allocation to, several market sectors. From an allocation perspective, the fund benefited from an underweighted exposure to the poorly performing real estate and utilities sectors. In addition, our security selection within these sectors helped the fund avoid some of these market segments’ worst performers. Results in the industrials sector were enhanced by favorable stock selections such as aerospace-and-defense contractor Curtiss-Wright, which reported better-than-expected earnings and raised future guidance over two consecutive quarters. Among individual companies, textiles-and-apparel company Deckers Outdoor announced better-than-expected earnings and raised future guidance, and financial institution Comerica reported earnings that exceeded expectations and posted a return that outperformed the commercial banking industry.

Relative strength in these areas was offset by shortfalls in other segments of the mid-cap stock market. Most significant, the fund’s relative performance was constrained by some disappointing security selections in the information technology sector. Among semiconductor manufacturers, Cirrus Logic sold off sharply in February after missing earnings targets due to weak demand for the microchips used in smartphones. Electronics producer NCR Corp. twice reported disappointing guidance during the reporting period which pushed the stock lower. Results in the health care sector were dampened by security selection shortfalls in the biotechnology industry. In the consumer staples sector, household products maker Edgewell Personal Care fell short of analysts’ earnings forecasts.

A Disciplined Approach to Stock Picking

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of mid-cap companies and industry groups. Indeed, recent bouts of volatility have provided opportunities to purchase the stocks of companies ranked highly by our process. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that display then-currently attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio.

March 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Structured Midcap Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.46	$10.16	$5.12	$4.45
Ending value (after expenses)	$1,083.90	$1,080.20	$1,085.50	$1,086.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.26	$9.84	$4.96	$4.31
Ending value (after expenses)	$1,018.60	$1,015.03	$1,019.89	$1,020.53

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 1.97% for Class C, .99% for Class I and .86% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.0%
Automobiles & Components - 3.1%
Dana	59,200		1,572,944
Lear	5,600		1,044,792
Visteon	31,195	[a]	3,863,189
			6,480,925
Banks - 6.5%
Cathay General Bancorp	81,110		3,330,377
Comerica	42,800		4,161,016
East West Bancorp	78,930		5,173,861
Synovus Financial	4,600		226,780
UMB Financial	8,600	[b]	627,800
			13,519,834
Capital Goods - 10.7%
Curtiss-Wright	25,600		3,455,488
Donaldson	79,200		3,758,832
GATX	4,035	[b]	278,173
KLX	39,800	[a]	2,693,664
Lennox International	12,390		2,535,366
Owens Corning	31,650		2,573,145
Spirit AeroSystems Holdings, Cl. A	31,955		2,917,172
Terex	10,400		431,808
Toro	39,930		2,538,350
Woodward	12,100		857,043
			22,039,041
Commercial & Professional Services - 2.1%
Copart	15,100	[a]	706,831
Deluxe	2,980		211,580
ManpowerGroup	9,900		1,172,754
MSA Safety	28,500		2,297,955
			4,389,120
Consumer Durables & Apparel - 6.4%
Deckers Outdoor	46,000	[a,b]	4,350,680
KB Home	72,100		2,000,775
NVR	1,300	[a]	3,696,121
Toll Brothers	70,300		3,081,249
			13,128,825
Consumer Services - 2.7%
Graham Holdings, Cl. B	1,170		678,717
H&R Block	105,100		2,662,183
Royal Caribbean Cruises	17,400		2,202,840
			5,543,740

6

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Diversified Financials - 2.8%
Discover Financial Services	10,000		788,300
Eaton Vance	50,130		2,653,381
Federated Investors, Cl. B	63,100		2,055,798
SEI Investments	2,765		201,375
			5,698,854
Energy - 2.8%
HollyFrontier	99,400		4,257,302
Marathon Petroleum	25,300		1,620,718
			5,878,020
Food, Beverage & Tobacco - 3.5%
Conagra Brands	44,700		1,615,011
Ingredion	13,790		1,801,526
Sanderson Farms	31,200	[b]	3,842,280
			7,258,817
Health Care Equipment & Services - 5.7%
Halyard Health	41,310	[a]	2,039,888
Masimo	32,300	[a]	2,827,219
Varian Medical Systems	17,100	[a]	2,040,714
WellCare Health Plans	25,440	[a]	4,933,070
			11,840,891
Household & Personal Products - 1.6%
Edgewell Personal Care	64,700	[a,b]	3,244,705
Insurance - 7.1%
CNO Financial Group	147,940		3,334,568
Old Republic International	199,670		3,999,390
Primerica	45,655		4,451,362
Reinsurance Group of America	19,250		2,960,458
			14,745,778
Materials - 9.1%
Chemours	46,200		2,194,962
Freeport-McMoRan	131,300	[a]	2,442,180
Greif, Cl. A	29,700	[b]	1,709,829
Huntsman	38,500		1,242,395
Louisiana-Pacific	149,700		4,266,450
Owens-Illinois	78,130	[a,b]	1,684,483
Sensient Technologies	2,600	[b]	187,070
Westlake Chemical	37,200		4,027,272
Worthington Industries	22,580		998,939
			18,753,580
Media - .8%
John Wiley & Sons, Cl. A	24,100		1,548,425
Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
Catalent	29,800	[a]	1,244,150

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.1% (continued)
Charles River Laboratories International	34,440	[a]	3,671,648
Mettler-Toledo International	3,605	[a]	2,221,473
PerkinElmer	13,200		1,007,688
United Therapeutics	16,810	[a]	1,947,439
Waters	2,100	[a]	429,744
			10,522,142
Real Estate - 5.8%
First Industrial Realty Trust	128,010	[b,c]	3,588,120
Kilroy Realty	51,360	[c]	3,497,616
Lamar Advertising, Cl. A	49,915	[c]	3,317,850
Piedmont Office Realty Trust, Cl. A	24,700	[b,c]	443,612
PotlatchDeltic	14,000	[c]	716,100
Urban Edge Properties	8,600	[b,c]	185,588
Weingarten Realty Investors	11,195	[c]	303,720
			12,052,606
Retailing - 1.6%
Best Buy	14,300		1,035,892
Big Lots	31,980	[b]	1,797,276
The Michaels Companies	21,240	[a,b]	488,732
			3,321,900
Semiconductors & Semiconductor Equipment - 4.5%
Cirrus Logic	82,300	[a]	3,646,713
MKS Instruments	14,000		1,558,900
ON Semiconductor	173,400	[a]	4,147,728
			9,353,341
Software & Services - 8.5%
CDK Global	24,150		1,658,622
Citrix Systems	18,695	[a]	1,719,940
Convergys	130,290	[b]	3,024,031
CoreLogic	8,360	[a]	380,380
DST Systems	7,370		612,963
Fair Isaac	18,120		3,079,313
Manhattan Associates	71,500	[a]	3,010,150
MAXIMUS	57,200		3,831,256
VeriSign	2,180	[a]	252,924
			17,569,579
Technology Hardware & Equipment - 6.0%
Belden	18,240	[b]	1,326,595
F5 Networks	7,100	[a]	1,054,492
Jabil	63,000		1,706,670
NCR	92,980	[a,b]	3,068,340
Tech Data	2,900	[a]	299,686

8

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Technology Hardware & Equipment - 6.0% (continued)
Vishay Intertechnology	143,100	[b]	2,633,040
Western Digital	26,300		2,289,152
			12,377,975
Transportation - .2%
Werner Enterprises	11,300	[b]	420,925
Utilities - 3.4%
IDACORP	11,200		907,760
MDU Resources Group	162,260		4,265,815
New Jersey Resources	51,200		1,950,720
			7,124,295
Total Common Stocks (cost $171,603,499)			206,813,318

Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,315,817)	1,315,817	[d]	1,315,817

Investment of Cash Collateral for Securities Loaned - 4.6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $9,516,940)	9,516,940	[d]	9,516,940
Total Investments (cost $182,436,256)	105.2%		217,646,075
Liabilities, Less Cash and Receivables	(5.2%)		(10,827,418)
Net Assets	100.0%		206,818,657

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $17,272,192 and the value of the collateral held by the fund was $17,771,997, consisting of cash collateral of $9,516,940 and U.S. Government & Agency securities valued at $8,255,057.
cInvestment in real estate investment trust.
dInvestment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.7
Materials	9.1
Software & Services	8.5
Insurance	7.1
Banks	6.5
Consumer Durables & Apparel	6.4
Technology Hardware & Equipment	6.0
Real Estate	5.8
Health Care Equipment & Services	5.7
Money Market Investments	5.2
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Semiconductors & Semiconductor Equipment	4.5
Food, Beverage & Tobacco	3.5
Utilities	3.4
Automobiles & Components	3.1
Energy	2.8
Diversified Financials	2.8
Consumer Services	2.7
Commercial & Professional Services	2.1
Retailing	1.6
Household & Personal Products	1.6
Media	.8
Transportation	.2
105.2

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 8/31/17($)	Purchases($)	Sales ($)	Value 2/28/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	7,231,724	32,639,436	30,354,220	9,516,940	4.6	–
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,029,107	17,369,800	17,083,090	1,315,817.6		7,889
Total	8,260,831	50,009,236	47,437,310	10,832,757	5.2	7,889

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,272,192)—Note 1(b):
Unaffiliated issuers	171,603,499	206,813,318
Affiliated issuers	10,832,757	10,832,757
Cash		208,841
Dividends and securities lending income receivable		188,669
Receivable for shares of Common Stock subscribed		47,808
Prepaid expenses		20,776
		218,112,169
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		170,301
Liability for securities on loan—Note 1(b)		9,516,940
Payable for shares of Common Stock redeemed		1,491,058
Accrued expenses		115,213
		11,293,512
Net Assets ($)		206,818,657
Composition of Net Assets ($):
Paid-in capital		165,468,470
Accumulated undistributed investment income—net		214,352
Accumulated net realized gain (loss) on investments		5,926,016
Accumulated net unrealized appreciation (depreciation) on investments		35,209,819
Net Assets ($)		206,818,657

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	111,618,255	12,877,356	73,115,691	9,207,355
Shares Outstanding	3,647,232	480,742	2,339,312	295,215
Net Asset Value Per Share ($)	30.60	26.79	31.26	31.19

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,479,148
Affiliated issuers	7,889
Income from securities lending—Note 1(b)	7,079
Total Income	1,494,116
Expenses:
Management fee—Note 3(a)	792,609
Shareholder servicing costs—Note 3(c)	358,654
Distribution fees—Note 3(b)	77,012
Professional fees	36,314
Registration fees	30,951
Prospectus and shareholders’ reports	19,169
Custodian fees—Note 3(c)	10,270
Directors’ fees and expenses—Note 3(d)	6,199
Loan commitment fees—Note 2	2,286
Interest expense—Note 2	1,078
Miscellaneous	10,605
Total Expenses	1,345,147
Less—reduction in expenses due to undertaking—Note 3(a)	(63,930)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,667)
Net Expenses	1,279,550
Investment Income—Net	214,566
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,060,919
Net unrealized appreciation (depreciation) on investments	6,836,176
Net Realized and Unrealized Gain (Loss) on Investments	16,897,095
Net Increase in Net Assets Resulting from Operations	17,111,661

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations ($):
Investment income—net	214,566	285,622
Net realized gain (loss) on investments	10,060,919	20,930,553
Net unrealized appreciation (depreciation) on investments	6,836,176	6,855,820
Net Increase (Decrease) in Net Assets Resulting from Operations	17,111,661	28,071,995
Distributions to Shareholders from ($):
Investment income—net:
Class A	(69,326)	(818,323)
Class C	-	(46,268)
Class I	(224,609)	(667,751)
Class Y	(36,219)	(219,963)
Net realized gain on investments:
Class A	(10,513,415)	-
Class C	(1,486,325)	-
Class I	(6,859,546)	-
Class Y	(810,785)	-
Total Distributions	(20,000,225)	(1,752,305)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	16,925,039	16,262,776
Class C	586,564	1,309,354
Class I	16,337,972	32,044,088
Class Y	1,798,048	5,171,284
Distributions reinvested:
Class A	9,723,569	772,391
Class C	1,356,335	38,165
Class I	6,852,347	627,913
Class Y	847,004	219,963
Cost of shares redeemed:
Class A	(11,514,608)	(39,836,246)
Class C	(14,891,094)	(11,930,991)
Class I	(13,288,169)	(37,562,441)
Class Y	(8,917,671)	(6,115,371)
Increase (Decrease) in Net Assets from Capital Stock Transactions	5,815,336	(38,999,115)
Total Increase (Decrease) in Net Assets	2,926,772	(12,679,425)
Net Assets ($):
Beginning of Period	203,891,885	216,571,310
End of Period	206,818,657	203,891,885
Undistributed investment income—net	214,352	329,940

14

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	505,505	538,993
Shares issued for distributions reinvested	309,668	25,789
Shares redeemed	(357,429)	(1,333,926)
Net Increase (Decrease) in Shares Outstanding	457,744	(769,144)
Class Ca,b
Shares sold	20,715	49,748
Shares issued for distributions reinvested	49,285	1,426
Shares redeemed	(498,107)	(445,097)
Net Increase (Decrease) in Shares Outstanding	(428,107)	(393,923)
Class Ib
Shares sold	492,889	1,043,977
Shares issued for distributions reinvested	213,802	20,509
Shares redeemed	(406,452)	(1,241,093)
Net Increase (Decrease) in Shares Outstanding	300,239	(176,607)
Class Y
Shares sold	54,316	168,902
Shares issued for distributions reinvested	26,485	7,189
Shares redeemed	(268,291)	(195,659)
Net Increase (Decrease) in Shares Outstanding	(187,490)	(19,568)

[a] During the period ended February 28, 2018, 41,873 Class C shares representing $1,272,547 were automatically converted to 37,153 Class A shares.

[b] During the period ended August 31, 2017, 1,737 Class A shares representing $52,964 were exchanged for 1,704 Class I shares and 1,044 Class C shares representing $25,961 were exchanged for 910 Class I shares.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	31.03	27.43	28.21	33.28	26.49	21.41
Investment Operations:
Investment income—net[a]	.03	.04	.23	.06	.11	.23
Net realized and unrealized gain (loss) on investments	2.65	3.78	1.43	(.96)	7.06	5.06
Total from Investment Operations	2.68	3.82	1.66	(.90)	7.17	5.29
Distributions:
Dividends from investment income—net	(.02)	(.22)	-	(.14)	(.10)	(.21)
Dividends from net realized gain on investments	(3.09)	-	(2.44)	(4.03)	(.28)	-
Total Distributions	(3.11)	(.22)	(2.44)	(4.17)	(.38)	(.21)
Net asset value, end of period	30.60	31.03	27.43	28.21	33.28	26.49
Total Return (%)[b]	8.39[c]	13.95	6.27	(2.80)	27.21	24.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36[d]	1.32	1.29	1.25	1.25	1.35
Ratio of net expenses to average net assets	1.25[d]	1.25	1.25	1.23	1.24	1.26
Ratio of net investment income to average net assets	.16[d]	.13	.87	.20	.37	.92
Portfolio Turnover Rate	30.43[c]	63.25	71.27	78.09	74.66	57.54
Net Assets, end of period ($ x 1,000)	111,618	98,978	108,588	118,954	123,057	106,245

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

16

Six Months Ended
Class C Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	27.59	24.42	25.55	30.60	24.48	19.80
Investment Operations:
Investment income (loss)—net[a]	(.08)	(.16)	.03	(.14)	(.10)	.06
Net realized and unrealized gain (loss) on investments	2.37	3.37	1.28	(.88)	6.50	4.68
Total from Investment Operations	2.29	3.21	1.31	(1.02)	6.40	4.74
Distributions:
Dividends from investment income—net	-	(.04)	-	-	-	(.06)
Dividends from net realized gain on investments	(3.09)	-	(2.44)	(4.03)	(.28)	-
Total Distributions	(3.09)	(.04)	(2.44)	(4.03)	(.28)	(.06)
Net asset value, end of period	26.79	27.59	24.42	25.55	30.60	24.48
Total Return (%)[b]	8.02[c]	13.14	5.50	(3.51)	26.25	24.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[d]	1.98	2.00	1.96	1.98	2.10
Ratio of net expenses to average net assets	1.97[d]	1.97	1.99	1.96	1.98	2.01
Ratio of net investment income (loss) to average net assets	(.55)[d]	(.59)	.13	(.52)	(.37)	.26
Portfolio Turnover Rate	30.43[c]	63.25	71.27	78.09	74.66	57.54
Net Assets, end of period ($ x 1,000)	12,877	25,077	31,817	33,926	30,502	26,061

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	31.67	28.02	28.73	33.83	26.90	21.73
Investment Operations:
Investment income—net[a]	.07	.12	.31	.14	.19	.33
Net realized and unrealized gain (loss) on investments	2.71	3.87	1.45	(.99)	7.17	5.09
Total from Investment Operations	2.78	3.99	1.76	(.85)	7.36	5.42
Distributions:
Dividends from investment income—net	(.10)	(.34)	(.03)	(.22)	(.15)	(.25)
Dividends from net realized gain on investments	(3.09)	-	(2.44)	(4.03)	(.28)	-
Total Distributions	(3.19)	(.34)	(2.47)	(4.25)	(.43)	(.25)
Net asset value, end of period	31.26	31.67	28.02	28.73	33.83	26.90
Total Return (%)	8.55[b]	14.28	6.54	(2.59)	27.57	25.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[c]	1.03	1.09	1.05	1.16	1.26
Ratio of net expenses to average net assets	.99[c]	.99	1.00	1.00	.99	1.03
Ratio of net investment income to average net assets	.42[c]	.39	1.15	.46	.62	1.27
Portfolio Turnover Rate	30.43[b]	63.25	71.27	78.09	74.66	57.54
Net Assets, end of period ($ x 1,000)	73,116	64,572	62,094	75,779	72,947	69,014

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

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Six Months Ended
Class Y Shares	February 28, 2018	Year Ended August 31,
(Unaudited)		2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	31.62	28.02	28.75	33.85	26.91	26.38
Investment Operations:
Investment income—net[b]	.09	.16	.33	.18	.19	.02
Net realized and unrealized gain (loss) on investments	2.71	3.86	1.48	(.98)	7.20	.51
Total from Investment Operations	2.80	4.02	1.81	(.80)	7.39	.53
Distributions:
Dividends from investment income—net	(.14)	(.42)	(.10)	(.27)	(.17)	-
Dividends from net realized gain on investments	(3.09)	-	(2.44)	(4.03)	(.28)	-
Total Distributions	(3.23)	(.42)	(2.54)	(4.30)	(.45)	-
Net asset value, end of period	31.19	31.62	28.02	28.75	33.85	26.91
Total Return (%)	8.61[c]	14.39	6.71	(2.43)	27.69	2.01[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[d]	.86	.87	.84	.87	.97[d]
Ratio of net expenses to average net assets	.86[d]	.86	.87	.84	.87	.89[d]
Ratio of net investment income to average net assets	.57[d]	.52	1.24	.59	.58	.35[d]
Portfolio Turnover Rate	30.43[c]	63.25	71.27	78.09	74.66	57.54
Net Assets, end of period ($ x 1,000)	9,207	15,265	14,073	22,004	21,977	1

a  From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Structured Midcap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 31, 2018, BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, including Mellon Capital Management Corporation (“Mellon Capital”), which served as the fund’s sub-investment adviser prior to January 31, 2018.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

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The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

22

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	206,813,318	-	-	206,813,318
Registered Investment Companies	10,832,757	-	-	10,832,757

† See Statement of Investments for additional detailed categorizations.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2018, The Bank of New York

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon earned $1,570 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: ordinary income $1,752,305. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of

24

commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2018 was approximately $102,800 with a related weighted average annualized interest rate of 2.11%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2017 through December 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $63,930 during the period ended February 28, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and BNY Mellon AMNA, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

 Average Net Assets
 0 up to $100 million .25%
 $100 million up to $1 billion .20%
 $1 billion up to $1.5 billion .16%
 In excess of $1.5 billion .10%

During the period ended February 28, 2018, the Distributor retained $2,711 from commissions earned on sales of the fund’s Class A shares and $31 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2018, Class C shares were charged $77,012 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2018, Class A and Class C shares were charged $134,478 and $25,671, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $20,437 for transfer agency services and $1,661 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,661.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $10,270 pursuant to the custody agreement. These fees were partially offset by earnings credits of $6.

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $121,312, Distribution Plan fees $7,521, Shareholder Services Plan fees $24,289, custodian fees $12,540, Chief Compliance Officer fees $7,326 and transfer agency fees $7,251, which are offset against an expense reimbursement currently in effect in the amount of $9,938.

26

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $64,322,647 and $77,559,501, respectively.

At February 28, 2018, accumulated net unrealized appreciation on investments was $35,209,819, consisting of $39,353,740 gross unrealized appreciation and $4,143,921 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

28

“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and slightly above the Expense Universe median.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until December 31, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged

30

to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

31

NOTES

32

NOTES

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For More Information

Dreyfus Structured Midcap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

BNY Mellon Asset Management
North America Corporation
BNY Mellon Center

One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPSAX Class C: DPSCX Class I: DPSRX Class Y: DPSYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0936SA0218

Dreyfus Technology Growth Fund

SEMIANNUAL REPORT February 28, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MOR E INFORMATION

Back Cover

Dreyfus Technology Growth Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Technology Growth Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by Barry K. Mills, CFA, Matthew Griffin, Erik Swords, and Elizabeth Slover, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus Technology Growth Fund’s Class A shares produced a total return of 19.73%, Class C shares returned 19.29%, Class I shares returned 19.88%, and Class Y shares returned 19.97%.1 In comparison, the fund’s benchmarks, the NYSE® Technology Index and the S&P 500® Index, produced total returns of 20.60% and 10.83%, respectively, over the same period.2,3

Stocks gained ground amid continued economic expansion, with information technology stocks leading the market’s rise. While the fund’s focus on technology stocks positioned it to outperform the broader market, a few disappointing individual stock selections caused performance to lag the NYSE® Technology Index.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates. The fund’s investment process centers on a multidimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies.

Corporate Spending Bolstered Information Technology Stocks

The reporting period started on a positive note, with an upward revision to second-quarter GDP growth supporting rising stock prices despite hurricane-related economic disruptions. Positive economic news continued to accumulate during the rest of 2017, as corporate earnings exceeded expectations, economic growth remained strong, and the Federal Reserve Board (the “Fed”) raised growth forecasts for 2018. In December, passage of tax-reform legislation featuring substantial corporate tax cuts caused equity markets to rally sharply to new all-time highs. The information technology sector outpaced other market segments, largely due to more robust spending on productivity-enhancing technologies by businesses.

Positive economic trends continued to gain momentum in January 2018. Economic data indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes by the Fed began to weigh on market enthusiasm, causing markets to dip sharply in early February before recovering much of the lost ground over the final weeks of the reporting period.

Individual Holdings Drove Performance

While the fund participated in the information technology sector’s robust gains to a substantial degree, a few disappointing holdings caused its returns to lag the NYSE® Technology Index. Among gaming software developers, Activision Blizzard and Take-Two

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Interactive Software rose at a slower pace than sector averages due to seasonal weakness. In the telecommunication services industry group, Verizon Communications underperformed in response to interest-rate concerns despite strong underlying business fundamentals. Among electrical component manufacturers, Corning was hurt by rising investment costs and shrinking profit margins, while Amphenol lagged due to valuation concerns. E-commerce service provider First Data was undermined by a variety of business challenges, and semiconductor maker Microchip Technology sold off after issuing weaker-than-expected guidance to analysts. Relative results also were constrained by the fund’s lack of exposure to a few of the MS High Tech 35 Index’s stronger performers, including chipmaker Intel and game developer Electronic Arts.

On a more positive note, our security selection strategy identified several relatively strong performers in various technology-related industry groups. Internet retailer Amazon.com soared over 50% due to the company’s continued market penetration and diversification. Online payment processor Square consistently exceeded earnings and revenue expectations. Semiconductor maker Texas Instruments benefited from rising demand, and the company raised its dividend. Cloud computing services provider ServiceNow expanded its range of services. Chinese internet company Tencent Holdings increased its presence beyond gaming into chat, payments, and other online services. Specialized semiconductor designer NVIDIA achieved record profit margins and earnings amid robust demand from artificial intelligence developers, video gamers, and cryptocurrency miners. China-based automotive and battery hardware maker BYD benefited from the country’s push into the electric car market.

Multiple Trends Portend Well for Technology

Many technology companies appear well positioned to thrive in the current climate of accelerating global growth, increasing corporate capital spending, reduced U.S. corporate tax obligations, and rising interest rates. Therefore, we remain optimistic regarding the market sector’s prospects. While we recently trimmed the fund’s exposure to increasingly richly valued semiconductor stocks, as of the end of the reporting period we have continued to find attractive investment opportunities in fast-growing industries in the emerging areas of social media, artificial intelligence, software as a service, cloud computing, and autonomous vehicles.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Bloomberg L.P. — The NYSE® Technology Index is an equal-dollar-weighted index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Technology Growth Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.65	$10.93	$5.23	$4.64
Ending value (after expenses)	$1,197.30	$1,192.90	$1,198.80	$1,199.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.11	$10.04	$4.81	$4.26
Ending value (after expenses)	$1,018.74	$1,014.83	$1,020.03	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of 1.22% for Class A, 2.01% for Class C, .96% for Class I and .85% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Communications Equipment - 14.2%
Apple	98,450		17,535,914
Arista Networks	15,109	[a,b]	4,075,502
Cisco Systems	284,966		12,760,778
Lumentum Holdings	45,268	[a,b]	2,761,348
Palo Alto Networks	19,304	[b]	3,346,734
Verizon Communications	138,390		6,606,739
			47,087,015
Electronic Equipment & Instruments - 6.3%
Amphenol, Cl. A	62,772		5,736,733
BYD, Cl. H	307,500		2,811,182
Corning	169,316		4,923,709
Tesla	22,093	[a,b]	7,579,225
			21,050,849
Internet & Catalog Retail - 10.5%
Amazon.com	12,501	[b]	18,907,138
Netflix	54,918	[b]	16,002,007
			34,909,145
Internet Software & Services - 14.4%
Alphabet, Cl. C	12,320	[b]	13,610,274
Facebook, Cl. A	69,067	[b]	12,316,027
Splunk	49,072	[b]	4,573,510
Tencent Holdings	167,900		9,208,268
Weibo, ADR	63,297	[a,b]	8,134,930
			47,843,009
IT Services - 3.1%
Visa, Cl. A	82,667	[a]	10,163,081
Semiconductors & Semiconductor Equipment - 16.3%
Applied Materials	160,325		9,233,117
Broadcom	38,277		9,433,749
Lam Research	33,114		6,353,252
Microchip Technology	75,971	[a]	6,756,101
NVIDIA	55,753		13,492,226
Texas Instruments	81,780		8,860,863
			54,129,308
Software - 13.8%
Adobe Systems	57,483	[b]	12,021,420
Oracle	206,243		10,450,333
salesforce.com	101,516	[b]	11,801,235
ServiceNow	42,345	[b]	6,817,968
Take-Two Interactive Software	41,838	[b]	4,680,417
			45,771,373

6

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Software & Services - 19.7%
Activision Blizzard	166,114		12,147,917
Alibaba Group Holding, ADR	60,339	[a,b]	11,231,501
International Business Machines	63,844		9,948,811
Microsoft	203,303		19,063,722
PayPal Holdings	120,172	[b]	9,542,859
Square, Cl. A	77,608	[a,b]	3,573,848
			65,508,658
Total Common Stocks (cost $192,710,422)			326,462,438

Other Investment - 2.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,412,687)	7,412,687	[c]	7,412,687

Investment of Cash Collateral for Securities Loaned - 5.6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $18,682,981)	18,682,981	[c]	18,682,981
Total Investments (cost $218,806,090)	106.1%		352,558,106
Liabilities, Less Cash and Receivables	(6.1%)		(20,327,890)
Net Assets	100.0%		332,230,216

ADR—American Depository Receipt

aSecurity, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $44,641,677 and the value of the collateral held by the fund was $45,679,475, consisting of cash collateral of $18,682,981 and U.S. Government & Agency securities valued at $26,996,494.
bNon-income producing security.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	19.7
Semiconductors & Semiconductor Equipment	16.3
Internet Software & Services	14.4
Communications Equipment	14.2
Software	13.8
Internet & Catalog Retail	10.5
Money Market Investments	7.8
Electronic Equipment & Instruments	6.3
IT Services	3.1
106.1

† Based on net assets.
See notes to financial statements.

7

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 8/31/17 ($)	Purchases ($)	Sales ($)	Value 2/28/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,724,352	35,784,755	31,096,420	7,412,687	2.2	25,501
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	15,462,961	81,759,404	78,539,384	18,682,981	5.6	-
Total	18,187,313	117,544,159	109,635,804	26,095,668	7.8	25,501

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $44,641,677)—Note 1(b):
Unaffiliated issuers	192,710,422	326,462,438
Affiliated issuers	26,095,668	26,095,668
Cash		109,969
Receivable for investment securities sold		13,104,724
Receivable for shares of Common Stock subscribed		227,057
Dividends, interest and securities lending income receivable		194,971
Prepaid expenses		38,056
		366,232,883
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		297,330
Liability for securities on loan—Note 1(b)		18,682,981
Payable for investment securities purchased		14,668,815
Payable for shares of Common Stock redeemed		227,204
Accrued expenses		126,337
		34,002,667
Net Assets ($)		332,230,216
Composition of Net Assets ($):
Paid-in capital		174,768,287
Accumulated investment (loss)—net		(763,805)
Accumulated net realized gain (loss) on investments		24,473,718
Accumulated net unrealized appreciation (depreciation) on investments		133,752,016
Net Assets ($)		332,230,216

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	289,140,301	13,700,928	29,376,013	12,974
Shares Outstanding	5,345,817	327,951	491,480	216.64
Net Asset Value Per Share ($)	54.09	41.78	59.77	59.89

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,090,181
Affiliated issuers	25,501
Income from securities lending—Note 1(b)	33,145
Total Income	1,148,827
Expenses:
Management fee—Note 3(a)	1,143,429
Shareholder servicing costs—Note 3(c)	574,785
Distribution fees—Note 3(b)	74,840
Professional fees	39,058
Registration fees	30,279
Prospectus and shareholders’ reports	13,572
Custodian fees—Note 3(c)	13,093
Directors’ fees and expenses—Note 3(d)	11,185
Loan commitment fees—Note 2	4,280
Interest expense—Note 2	815
Miscellaneous	12,928
Total Expenses	1,918,264
Less—reduction in fees due to earnings credits—Note 3(c)	(5,632)
Net Expenses	1,912,632
Investment (Loss)—Net	(763,805)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	24,524,229
Net unrealized appreciation (depreciation) on investments	31,798,594
Net Realized and Unrealized Gain (Loss) on Investments	56,322,823
Net Increase in Net Assets Resulting from Operations	55,559,018

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	[a]
Operations ($):
Investment (loss)—net	(763,805)	(1,199,448)
Net realized gain (loss) on investments	24,524,229	43,450,119
Net unrealized appreciation (depreciation) on investments	31,798,594	23,864,865
Net Increase (Decrease) in Net Assets Resulting from Operations	55,559,018	66,115,536
Distributions to Shareholders from ($):
Net realized gain on investments:
Class A	(23,004,523)	(18,879,916)
Class C	(2,842,927)	(2,566,583)
Class I	(1,868,874)	(1,412,768)
Class Y	(1,052)	(834)
Total Distributions	(27,717,376)	(22,860,101)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	23,250,831	16,981,586
Class C	844,201	1,578,314
Class I	9,477,926	11,469,224
Class Y	-	10,000
Distributions reinvested:
Class A	21,160,000	17,571,730
Class C	2,656,571	2,046,764
Class I	1,616,708	1,266,977
Cost of shares redeemed:
Class A	(26,967,085)	(38,651,652)
Class C	(14,400,055)	(7,411,850)
Class I	(3,586,705)	(14,183,829)
Increase (Decrease) in Net Assets from Capital Stock Transactions	14,052,392	(9,322,736)
Total Increase (Decrease) in Net Assets	41,894,034	33,932,699
Net Assets ($):
Beginning of Period	290,336,182	256,403,483
End of Period	332,230,216	290,336,182
Accumulated investment (loss)—net	(763,805)	-

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	[a]
Capital Share Transactions (Shares):
Class Ab,c
Shares sold	459,714	383,149
Shares issued for distributions reinvested	432,720	455,935
Shares redeemed	(514,492)	(904,111)
Net Increase (Decrease) in Shares Outstanding	377,942	(65,027)
Class Cb,c
Shares sold	21,179	45,991
Shares issued for distributions reinvested	70,224	66,346
Shares redeemed	(372,246)	(206,441)
Net Increase (Decrease) in Shares Outstanding	(280,843)	(94,104)
Class Ic
Shares sold	164,209	244,039
Shares issued for distributions reinvested	29,933	30,102
Shares redeemed	(62,869)	(297,419)
Net Increase (Decrease) in Shares Outstanding	131,273	(23,278)
Class Y
Shares sold	-	216.64
Net Increase (Decrease) in Shares Outstanding	-	216.64

[a]	On September 30, 2016, the fund commenced offering Class Y shares.
[b]	During the period ended February 28, 2018, 38,177 Class C shares representing $1,466,148 were automatically converted to 29,532 Class A shares.
[c]

During the period ended February 28, 2018, 111 Class A shares representing $6,012 were exchanged for 102 Class I shares and during the period ended August 31, 2017, 237 Class C shares representing $8,154 were exchanged for 194 Class A shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2018		Year Ended August 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	49.66	42.56	40.03	47.28	38.16	34.40
Investment Operations:
Investment (loss)—net[a]	(.12)	(.18)	(.21)	(.26)	(.21)	(.19)
Net realized and unrealized gain (loss) on investments	9.40	11.13	5.32	.75	10.17	3.95
Total from Investment Operations	9.28	10.95	5.11	.49	9.96	3.76
Distributions:
Dividends from net realized gain on investments	(4.85)	(3.85)	(2.58)	(7.74)	(.84)	–
Net asset value, end of period	54.09	49.66	42.56	40.03	47.28	38.16
Total Return (%)[b]	19.73[c]	28.34	13.23	1.40	26.37	10.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.26	1.28	1.28	1.26	1.39
Ratio of net expenses to average net assets	1.23[d]	1.26	1.28	1.28	1.26	1.39
Ratio of net investment (loss) to average net assets	(.47)[d]	(.40)	(.53)	(.61)	(.47)	(.54)
Portfolio Turnover Rate	28.24[c]	58.27	37.76	67.23	69.81	54.34
Net Assets, end of period ($ x 1,000)	289,140	246,693	214,185	218,398	237,657	212,378

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2018	Year Ended August 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	39.52	34.92	33.55	41.17	33.60	30.54
Investment Operations:
Investment (loss)—net[a]	(.26)	(.43)	(.44)	(.52)	(.51)	(.43)
Net realized and unrealized gain (loss) on investments	7.37	8.88	4.39	.64	8.92	3.49
Total from Investment Operations	7.11	8.45	3.95	.12	8.41	3.06
Distributions:
Dividends from net realized gain on investments	(4.85)	(3.85)	(2.58)	(7.74)	(.84)	–
Net asset value, end of period	41.78	39.52	34.92	33.55	41.17	33.60
Total Return (%)[b]	19.29[c]	27.30	12.27	.61	25.33	10.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.01[d]	2.07	2.10	2.08	2.10	2.23
Ratio of net expenses to average net assets	2.01[d]	2.07	2.09	2.08	2.10	2.23
Ratio of net investment (loss) to average net assets	(1.29)[d]	(1.21)	(1.34)	(1.41)	(1.31)	(1.37)
Portfolio Turnover Rate	28.24[c]	58.27	37.76	67.23	69.81	54.34
Net Assets, end of period ($ x 1,000)	13,701	24,060	24,544	25,028	29,098	25,253

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

14

	Six Months Ended
	February 28, 2018	Year Ended August 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	54.34	46.09	43.05	50.14	40.34	36.25
Investment Operations:
Investment (loss)—net[a]	(.06)	(.06)	(.12)	(.16)	(.12)	(.08)
Net realized and unrealized gain (loss) on investments	10.34	12.16	5.74	.81	10.76	4.17
Total from Investment Operations	10.28	12.10	5.62	.65	10.64	4.09
Distributions:
Dividends from net realized gain on investments	(4.85)	(3.85)	(2.58)	(7.74)	(.84)	–
Net asset value, end of period	59.77	54.34	46.09	43.05	50.14	40.34
Total Return (%)	19.88[b]	28.69	13.49	1.69	26.61	11.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[c]	1.00	1.03	1.02	1.05	1.07
Ratio of net expenses to average net assets	.96[c]	1.00	1.03	1.02	1.05	1.07
Ratio of net investment (loss) to average net assets	(.20)[c]	(.13)	(.27)	(.36)	(.26)	(.22)
Portfolio Turnover Rate	28.24[b]	58.27	37.76	67.23	69.81	54.34
Net Assets, end of period ($ x 1,000)	29,376	19,572	17,675	16,659	15,536	12,467

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Y Shares	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017[a]
Per Share Data ($):
Net asset value, beginning of period	54.40	46.16
Investment Operations:
Investment income (loss)—net[b]	(.03)	.00[c]
Net realized and unrealized gain (loss) on investments	10.37	12.09
Total from Investment Operations	10.34	12.09
Distributions:
Dividends from net realized gain on investments	(4.85)	(3.85)
Net asset value, end of period	59.89	54.40
Total Return (%)[d]	19.97	28.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.85	.89
Ratio of net expenses to average net assets[e]	.85	.89
Ratio of net investment income (loss) to average net assets[e]	(.10)	.01
Portfolio Turnover Rate	28.24[d]	58.27
Net Assets, end of period ($ x 1,000)	13	12

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Technology Growth Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized), and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities - Domestic Common Stocks†	285,642,808	-	-	285,642,808
Equity Securities - Foreign Common Stocks†	28,800,180	12,019,450††	-	40,819,630
Registered Investment Companies	26,095,668	-	-	26,095,668

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At February 28, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At August 31, 2017, $8,285,835 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

20

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2018, The Bank of New York Mellon earned $6,503 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: long-term capital gains $22,860,101. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2018 was approximately $77,300 with a related weighted average annualized interest rate of 2.13%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2018, the Distributor retained $4,611 from commissions earned on sales of the fund’s Class A shares and $112 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2018, Class C shares were charged $74,840 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2018, Class A and Class C shares were charged $328,126 and $24,947, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

22

For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $62,136 for transfer agency services and $5,632 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $5,632.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $13,093 pursuant to the custody agreement.

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $184,657, Distribution Plan fees $7,631, Shareholder Services Plan fees $56,601, custodian fees $11,509, Chief Compliance Officer fees $7,326 and transfer agency fees $29,606.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $86,087,158 and $102,393,182, respectively.

At February 28, 2018, accumulated net unrealized appreciation on investments was $133,752,016, consisting of $134,477,818 gross unrealized appreciation and $725,802 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018 the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s

24

total return performance was below the Performance Group median for the various periods, except for the one-year period when the fund’s performance was above the Performance Group and Performance Universe medians and the two-year period when the fund’s performance was at the Performance Universe median, and variously above, at and below the Performance Universe medians. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median, and also considered the positive, and in some periods significant, returns of the fund in all of the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indexes, and it was considered that the fund’s returns were above the returns of one or both of the indexes in seven of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s improving performance in recent periods.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

26

NOTES

27

NOTES

28

NOTES

29

For More Information

Dreyfus Technology Growth Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTGRX Class C: DTGCX Class I: DGVRX Class Y: DTEYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0255SA0218

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)